AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.0%
Asset-Backed Securities — 3.7%
Canada — 0.4%
CARDS II Trust,
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.378%(c)	04/17/23	9,910	$ 9,917,731
United States — 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class D
3.180%	07/18/23	9,146	9,251,855
Series 2018-03, Class A2B, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.291%(c)	01/18/22	3,198	3,197,600
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	718	719,553
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,375,268
DLL LLC,
Series 2018-ST02, Class A2, 144A
3.140%	10/20/20	3,277	3,281,689
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	2,175	2,185,149
Series 2018-01, Class A3, 144A
3.100%	10/20/23	4,455	4,526,886
Series 2018-03, Class A2, 144A
3.380%	05/20/24	3,029	3,067,289
Exeter Automobile Receivables Trust,
Series 2018-04A, Class A, 144A
3.050%	12/15/21	1,343	1,344,814
First Investors Auto Owner Trust,
Series 2018-01A, Class A1, 144A
2.840%	05/16/22	592	592,398
Series 2018-02A, Class A1, 144A
3.230%	12/15/22	1,355	1,361,045
HPEFS Equipment Trust,
Series 2019-01A, Class A2, 144A
2.190%	09/20/29	1,045	1,044,923
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	694	693,719
Marlette Funding Trust,
Series 2018-02A, Class A, 144A
3.060%	07/17/28	832	832,288
Series 2018-03A, Class A, 144A
3.200%	09/15/28	1,715	1,719,822
Series 2018-04A, Class A, 144A
3.710%	12/15/28	987	996,575
Series 2019-03A, Class A, 144A
2.690%	09/17/29	8,040	8,059,780
Nissan Auto Lease Trust,
Series 2018-A, Class A2B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.000%)
2.178%(c)	02/16/21	4,437	4,433,263
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	9,475	9,653,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Sofi Consumer Loan Program LLC,
Series 2016-01, Class A, 144A
3.260%	08/25/25	4,999	$ 5,050,235
Sofi Consumer Loan Program Trust,
Series 2018-02, Class A2, 144A
3.350%	04/26/27	5,985	6,035,813
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	2,930	2,957,098
Series 2019-04, Class A, 144A
2.450%	08/25/28	8,880	8,888,163
Volkswagen Auto Loan Enhanced Trust,
Series 2018-01, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.000%)
2.224%(c)	07/20/21	3,468	3,468,051
Westlake Automobile Receivables Trust,
Series 2018-02A, Class A2B, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
2.358%(c)	09/15/21	2,320	2,320,663
Series 2018-03A, Class A2B, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.378%(c)	01/18/22	3,073	3,071,387
			90,129,050

Total Asset-Backed Securities (cost $99,342,531)			100,046,781
Commercial Mortgage-Backed Securities — 1.0%
United States
BANK,
Series 2017-BNK09, Class XA, IO
0.955%(cc)	11/15/54	1,797	96,783
BBCMS Mortgage Trust,
Series 2017-C01, Class A4
3.674%	02/15/50	720	782,917
Series 2017-C01, Class XA, IO
1.671%(cc)	02/15/50	1,354	116,251
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class A3
3.865%	01/10/48	605	655,474
Series 2016-C07, Class A3
3.839%	12/10/54	570	621,515
Series 2017-C8, Class A4
3.572%	06/15/50	580	621,383
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
1.105%(cc)	07/10/47	2,894	118,713
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	408	412,482
Series 2012-CR05, Class A4
2.771%	12/10/45	792	806,870
Series 2013-CR06, Class A4
3.101%	03/10/46	745	764,825
Series 2013-CR07, Class A4
3.213%	03/10/46	419	431,833
Series 2013-CR07, Class XA, IO
1.367%(cc)	03/10/46	1,522	50,160
A1

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	730	$ 764,162
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	123,766
Series 2013-CR10, Class XA, IO
0.827%(cc)	08/10/46	3,271	76,521
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	242,517
Series 2013-LC06, Class A4
2.941%	01/10/46	892	912,047
Series 2014-CR14, Class XA, IO
0.765%(cc)	02/10/47	4,509	103,230
Series 2014-UBS02, Class A5
3.961%	03/10/47	905	965,695
Series 2014-UBS04, Class A5
3.694%	08/10/47	850	899,706
Series 2015-CR22, Class A5
3.309%	03/10/48	300	315,284
Series 2015-DC01, Class A5
3.350%	02/10/48	745	782,068
Series 2015-PC01, Class A5
3.902%	07/10/50	673	726,739
Series 2016-DC02, Class A5
3.765%	02/10/49	285	307,749
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	770	820,955
Series 2016-C05, Class A5
3.757%	11/15/48	63	68,019
Series 2016-C07, Class A5
3.502%	11/15/49	490	522,888
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	955	1,018,238
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	527	547,172
Series 2014-C22, Class A4
3.801%	09/15/47	845	904,110
Series 2015-C28, Class A3
2.912%	10/15/48	215	221,436
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C08, Class A3
2.829%	10/15/45	624	634,974
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A4
3.134%	12/15/48	840	863,459
Series 2013-C10, Class A4
4.218%(cc)	07/15/46	180	191,961
Series 2015-C24, Class A4
3.732%	05/15/48	870	935,462
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	387,068
Series 2016-UB12, Class A4
3.596%	12/15/49	765	823,590
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-H01, Class XA, IO
1.597%(cc)	06/15/50		1,185	$ 90,707
UBS Commercial Mortgage Trust,
Series 2017-C02, Class XA, IO
1.237%(cc)	08/15/50		2,360	155,362
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4
3.091%	08/10/49		785	801,695
Series 2013-C06, Class A4
3.244%	04/10/46		785	809,637
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47		970	1,022,478
Series 2015-C26, Class A4
3.166%	02/15/48		10	10,431
Series 2015-C27, Class A5
3.451%	02/15/48		928	981,715
Series 2015-C29, Class A4
3.637%	06/15/48		480	513,898
Series 2015-SG01, Class A4
3.789%	09/15/48		580	624,743
Series 2016-LC24, Class A4
2.942%	10/15/49		170	176,037
Series 2016-NXS06, Class A4
2.918%	11/15/49		360	372,352
Series 2017-C38, Class A5
3.453%	07/15/50		780	836,459
Series 2017-C39, Class XA, IO
1.278%(cc)	09/15/50		1,574	107,441
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class A2
3.431%	06/15/45		955	983,276
Series 2012-C09, Class A3
2.870%	11/15/45		205	209,271
Series 2012-C10, Class A3
2.875%	12/15/45		605	617,090
Series 2014-C20, Class A4
3.723%	05/15/47		375	395,363

Total Commercial Mortgage-Backed Securities (cost $27,695,838)				28,345,977
Corporate Bonds — 28.4%
Belgium — 1.0%
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.000%	12/16/19	EUR	3,300	3,613,530
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24		2,475	2,612,360
4.439%	10/06/48		2,500	2,829,927
4.750%	01/23/29		15,340	17,829,088
				26,884,905

A2

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada — 0.2%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	$ 4,538,813
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21		1,260	1,255,849
				5,794,662
France — 1.4%
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	4,810	6,128,880
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		3,445	3,499,351
Sub. Notes, EMTN
2.875%(ff)	03/20/26	EUR	1,805	2,044,200
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		3,600	3,942,022
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	03/13/25	EUR	3,000	3,462,293
1.375%	05/03/27	EUR	700	831,177
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	4,468,811
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	5,375	6,260,208
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/08/21		4,475	4,486,681
Unibail-Rodamco-Westfield SE,
Sr. Unsec’d. Notes, EMTN
1.000%	02/27/27	EUR	2,000	2,273,131
				37,396,754
Germany — 1.4%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,339,306
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,697,219
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
0.500%	07/05/27	EUR	2,575	2,824,801
1.750%	03/25/31	EUR	2,425	2,913,336
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
1.375%	01/30/27	EUR	1,510	1,773,366
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	3,925	4,773,615
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	$ 6,199,364
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	3,835,782
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	3,750	4,735,111
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,600	2,914,470
				37,006,370
Ireland — 0.0%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	850,236
Mexico — 0.1%
Petroleos Mexicanos,
Gtd. Notes, 144A
6.840%	01/23/30		2,700	2,796,930
Netherlands — 0.6%
Cooperatieve Rabobank UA,
Sub. Notes
2.500%	05/26/26	EUR	3,525	3,986,757
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	5,356,914
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,129,897
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	4,511,918
				14,985,486
Spain — 1.8%
Abertis Infraestructuras SA,
Sr. Unsec’d. Notes, EMTN
3.000%	03/27/31	EUR	4,300	5,301,588
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	4,700	5,211,551
1.750%	05/10/24	EUR	5,200	5,847,882
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,047,432
1.125%	08/05/22	EUR	1,300	1,477,395
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
0.750%	04/18/23	EUR	2,600	2,893,533
1.125%	05/17/24	EUR	2,800	3,176,894
Telefonica Emisiones SA,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR	4,200	4,600,402
0.750%	04/13/22	EUR	7,200	8,001,828
1.477%	09/14/21	EUR	1,000	1,123,816

A3

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
1.495%	09/11/25	EUR	6,500	$ 7,569,861
2.932%	10/17/29	EUR	1,700	2,242,758
				48,494,940
Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	4,075	5,269,522
Switzerland — 0.5%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,636,336
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%	09/11/25		4,445	4,401,002
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	07/17/25	EUR	175	198,758
UBS Group AG,
Sr. Unsec’d. Notes, 144A
3.126%	08/13/30		3,725	3,750,378
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	1,425	1,637,438
				11,623,912
United Kingdom — 2.0%
Barclays PLC,
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		3,250	3,374,955
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22		8,650	8,726,380
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,039,919
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,467,307
Gtd. Notes, EMTN
2.517%	02/17/21	EUR	5,450	6,167,297
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.262%	03/13/23		4,475	4,555,512
Sr. Unsec’d. Notes, EMTN
2.256%(ff)	11/13/26	GBP	3,350	4,204,505
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,110,491
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,428,433
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,060,973
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		4,235	4,317,346
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
1.625%	11/24/30	EUR	305	$ 355,605
2.200%	08/25/26	EUR	8,025	9,861,215
				53,669,938
United States — 19.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23		7,595	7,586,140
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48		720	840,856
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27		1,755	1,753,543
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20		11,111	11,165,837
4.101%	03/01/28		1,825	1,971,116
4.550%	03/01/48		850	938,241
AT&T, Inc.,
Sr. Unsec’d. Notes
0.250%	03/04/26	EUR	10,825	11,672,268
3.400%	05/15/25		6,075	6,338,319
3.600%	02/17/23		75	78,214
3.950%	01/15/25		925	987,590
4.300%	12/15/42		3,325	3,469,723
4.350%	03/01/29		5,190	5,732,296
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49		3,000	2,968,356
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.194%	07/23/30		5,405	5,574,293
3.458%(ff)	03/15/25		3,085	3,214,894
3.970%	03/05/29		2,625	2,844,204
4.271%	07/23/29		2,955	3,287,083
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.458%(c)	10/21/22		3,175	3,216,551
Sub. Notes, MTN
4.200%	08/26/24		2,275	2,440,152
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,199,011
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		1,155	1,189,660
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24		2,275	2,371,615
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		4,995	5,240,329
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		6,950	6,951,076

A4

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		6,620	$ 7,261,844
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		2,855	2,864,222
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		525	549,768
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%	03/20/30		2,725	2,963,066
4.075%(ff)	04/23/29		5,130	5,585,788
Sub. Notes
3.875%	03/26/25		1,425	1,499,505
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.743%	05/01/26		1,550	1,596,784
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27		1,050	1,088,252
7.250%	11/15/23		2,575	3,025,691
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25		10,995	11,967,618
4.150%	10/15/28		5,400	6,057,321
4.600%	10/15/38		1,575	1,881,495
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		900	970,668
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		6,615	6,875,378
4.300%	08/15/28		1,110	1,195,501
4.375%	01/15/25		1,175	1,217,940
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22		685	693,637
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		3,050	3,123,511
3.500%	08/15/27		5,050	5,292,957
4.600%	08/15/47		2,750	3,018,001
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		1,251	1,271,005
3.700%	03/09/23		900	936,844
4.100%	03/25/25		4,025	4,300,571
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		400	475,440
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	2,615	2,854,322
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
2.450%	09/12/24		5,775	$ 5,761,434
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23		2,385	2,423,134
3.450%	03/15/25		4,230	4,327,128
3.950%	06/15/25		3,895	4,091,752
4.900%	03/11/26		1,040	1,155,826
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		2,120	2,347,213
Energy Transfer Operating LP,
Gtd. Notes
4.050%	03/15/25		2,190	2,291,447
4.500%	04/15/24		2,175	2,318,422
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		2,425	2,567,709
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		4,500	4,607,991
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		205	190,665
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		485	486,086
5.150%	12/01/20		2,000	2,053,568
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	5,955	6,630,043
1.500%	05/21/27	EUR	2,505	2,924,336
4.750%	05/15/48		1,775	2,153,070
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26		1,525	1,625,941
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22		4,875	4,949,034
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27		3,500	3,729,558
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		4,085	5,779,889
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		4,625	4,866,043
4.400%	07/01/49		1,400	1,562,146
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.311%(c)	01/09/20		8,050	8,050,909
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24		1,545	1,642,751
4.709%	01/25/29		13,600	15,534,472
5.576%	01/25/49		1,425	1,803,260

A5

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,190	$ 8,273,999
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		3,300	3,627,773
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		5,675	5,701,272
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19		9,968	9,969,202
2.625%	04/25/21		505	507,929
2.750%	09/15/20		2,480	2,493,325
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	2,975	3,460,776
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		6,570	6,658,247
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26		7,730	8,151,449
4.250%	05/15/49		1,650	1,898,181
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.301%	10/15/25		8,125	8,094,277
4.452%(ff)	12/05/29		4,050	4,578,208
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		754	801,610
4.250%	09/01/24		1,146	1,228,801
5.300%	09/15/20		820	843,461
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		8,780	8,784,894
4.300%	03/01/28		3,200	3,470,439
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,498,160
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	12/29/20		1,190	1,208,992
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31	EUR	4,270	4,849,203
MetLife, Inc.,
Sr. Unsec’d. Notes, Series D
4.368%	09/15/23		2,150	2,324,947
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	4,281,985
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26		1,625	1,642,023
5.000%	05/01/42		1,740	1,921,713
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30		3,285	3,689,589
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		700	$ 739,600
Sr. Unsec’d. Notes, 144A
3.500%	12/01/22		500	514,190
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28		6,240	6,475,670
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		1,640	1,650,682
2.700%	08/15/22		2,900	2,926,986
2.900%	08/15/24		5,265	5,304,400
3.200%	08/15/26		3,085	3,112,623
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		2,085	2,089,387
3.375%	02/01/22		1,625	1,658,493
3.450%	07/01/24		3,115	3,237,199
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.125%	08/03/26	EUR	8,480	9,031,666
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		2,922	3,041,141
4.450%	01/15/26		380	416,294
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		1,375	1,418,972
Sub. Notes
3.900%	04/29/24		1,555	1,663,627
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	926,521
Prologis Euro Finance LLC,
Gtd. Notes
0.250%	09/10/27	EUR	3,895	4,195,428
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,832,236
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20		2,197	2,229,557
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		2,675	2,816,349
5.950%	12/01/25		1,105	1,262,687
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		7,021	7,077,757
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,600,518
U.S. Bancorp,
Sub. Notes, MTN
3.000%	07/30/29		4,565	4,704,354

A6

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.700%	03/01/29		2,445	$ 2,660,587
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		3,850	3,871,554
4.750%	07/15/45		575	698,835
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	5,785	6,337,705
2.625%	08/15/26		1,200	1,215,741
4.016%	12/03/29		2,763	3,070,612
4.329%	09/21/28		4,650	5,272,044
4.522%	09/15/48		200	236,475
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		4,925	5,090,860
4.250%	09/01/23		7,725	8,191,754
4.375%	03/15/43		253	260,936
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		4,075	4,253,996
3.750%	01/24/24		1,690	1,788,256
4.600%	04/01/21		1,350	1,399,209
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.600%	01/15/21		10,000	10,072,529
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.650%	07/01/26		1,040	1,027,583
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,352,601
3.600%	03/15/22		4,565	4,689,079
4.500%	11/15/23		10	10,701
4.550%	06/24/24		6,649	7,156,359
				515,016,531

Total Corporate Bonds (cost $751,603,914)				759,790,186
Municipal Bonds — 0.5%
California — 0.4%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31		925	1,204,230
6.548%	05/15/48		2,370	3,580,501
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		475	743,451
7.625%	03/01/40		1,665	2,731,932
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		635	1,050,582
				9,310,696
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Municipal Bonds (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,175	$ 3,504,577

Total Municipal Bonds (cost $11,311,313)				12,815,273
Sovereign Bonds — 44.7%
Australia — 1.5%
Australia Government Bond,
Sr. Unsec’d. Notes
3.750%	04/21/37	AUD	1,646	1,529,850
Sr. Unsec’d. Notes, Series 124
5.750%	05/15/21	AUD	14,460	10,540,707
Sr. Unsec’d. Notes, Series 137
2.750%	04/21/24	AUD	36,421	26,775,208
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	523	460,108
				39,305,873
Austria — 0.5%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	1,560	2,262,912
2.100%	09/20/17	EUR	200	412,615
2.400%	05/23/34	EUR	3,185	4,741,580
3.650%	04/20/22	EUR	4,410	5,346,739
				12,763,846
Belgium — 0.8%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	1,545	2,234,741
Sr. Unsec’d. Notes, Series 82, 144A
0.500%	10/22/24	EUR	2,865	3,292,686
Sr. Unsec’d. Notes, Series 85, 144A
0.800%	06/22/28	EUR	4,097	4,911,041
Unsec’d. Notes, Series 44, 144A
5.000%	03/28/35	EUR	1,920	3,694,682
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	1,180	2,346,488
Unsec’d. Notes, Series 74, 144A
0.800%	06/22/25	EUR	3,825	4,489,217
				20,968,855
Canada — 2.3%
Canadian Government Bond,
Bonds
2.250%	06/01/29	CAD	20,367	16,584,458
3.500%	12/01/45	CAD	9,270	9,910,787
4.000%	06/01/41	CAD	1,839	2,009,443
Unsec’d. Notes
5.000%	06/01/37	CAD	1,250	1,450,164
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	2,008,208

A7

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	$ 1,019,383
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,127,973
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	3,165,064
3.500%	06/02/24	CAD	5,665	4,590,923
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	2,089,590
Unsec’d. Notes
3.000%	09/01/23	CAD	18,319	14,449,451
3.500%	12/01/45	CAD	1,795	1,652,806
				61,058,250
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		1,375	1,458,201
4.500%	03/15/29		545	605,768
				2,063,969
Croatia — 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,359,577
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 61, Series 61
3.850%	09/29/21	CZK	30,900	1,371,470
Denmark — 0.2%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	153,690
1.750%	11/15/25	DKK	21,780	3,676,722
4.500%	11/15/39	DKK	3,730	1,098,218
				4,928,630
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	1,160	1,367,280
2.000%	04/15/24	EUR	2,080	2,544,620
				3,911,900
France — 2.8%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	10,734,647
French Republic Government Bond OAT,
Bonds
0.000%	02/25/21	EUR	7,355	8,094,821
0.000%	02/25/22	EUR	16,623	18,411,604
0.500%	05/25/29	EUR	11,660	13,674,889
3.250%	05/25/45	EUR	8,900	16,498,627
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
France (cont’d.)
4.500%	04/25/41	EUR	510	$ 1,054,225
4.750%	04/25/35	EUR	1,600	3,028,767
5.750%	10/25/32	EUR	1,195	2,311,806
Bonds, 144A
1.750%	06/25/39	EUR	974	1,376,038
				75,185,424
Germany — 3.9%
Bundesobligation,
Bonds, Series 174
0.000%	10/08/21	EUR	11,819	13,086,631
Bonds, Series 180
0.000%	10/18/24	EUR	30,030	34,039,586
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.250%	02/15/29	EUR	22,367	26,392,070
2.250%	09/04/21	EUR	17,248	19,904,824
2.500%	07/04/44	EUR	3,776	6,898,836
2.500%	08/15/46	EUR	380	712,460
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	2,100	3,012,723
				104,047,130
Indonesia — 0.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/08/27		1,900	2,060,736
Sr. Unsec’d. Notes, EMTN
3.850%	07/18/27		3,050	3,219,137
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 065
6.625%	05/15/33	IDR	58,039,000	3,719,362
				8,999,235
Ireland — 0.2%
Ireland Government Bond,
Bonds
1.100%	05/15/29	EUR	1,842	2,227,353
1.500%	05/15/50	EUR	675	880,859
Unsec’d. Notes
0.000%	10/18/22	EUR	2,890	3,202,571
				6,310,783
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0323
4.250%	03/31/23	ILS	3,350	1,093,595
Bonds, Series 0327
2.000%	03/31/27	ILS	7,376	2,314,676
				3,408,271
Italy — 3.0%
Italy Buoni Poliennali del Tesoro,
Bonds
2.050%	08/01/27	EUR	17,240	20,867,678

A8

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy (cont’d.)
Italy Buoni Poliennali Del Tesoro,
Bonds
0.950%	03/01/23	EUR	7,785	$ 8,757,126
1.000%	07/15/22	EUR	6,181	6,943,028
2.500%	11/15/25	EUR	5,955	7,308,033
3.000%	08/01/29	EUR	7,180	9,431,894
Bonds, 144A
3.850%	09/01/49	EUR	2,375	3,735,075
Sr. Unsec’d. Notes
0.050%	04/15/21	EUR	8,380	9,177,002
Sr. Unsec’d. Notes, 144A
3.100%	03/01/40	EUR	7,222	9,822,776
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	295	422,430
5.000%	09/01/40	EUR	1,650	2,833,201
				79,298,243
Japan — 15.7%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes, Series 130
0.100%	12/20/21	JPY	8,869,050	82,817,446
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes, Series 6
1.900%	03/20/53	JPY	95,900	1,306,298
Sr. Unsec’d. Notes, Series 9
0.400%	03/20/56	JPY	511,200	4,711,834
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes, Series 325
0.800%	09/20/22	JPY	4,505,400	43,107,667
Sr. Unsec’d. Notes, Series 337
0.300%	12/20/24	JPY	1,078,750	10,329,661
Sr. Unsec’d. Notes, Series 343
0.100%	06/20/26	JPY	893,800	8,531,874
Sr. Unsec’d. Notes, Series 346
0.100%	03/20/27	JPY	3,135,700	30,020,648
Sr. Unsec’d. Notes, Series 348
0.100%	09/20/27	JPY	2,118,300	20,306,489
Sr. Unsec’d. Notes, Series 354
0.100%	03/20/29	JPY	3,221,750	30,788,160
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes, Series 30
2.300%	03/20/39	JPY	1,205,500	15,626,959
Sr. Unsec’d. Notes, Series 37
1.900%	09/20/42	JPY	622,800	7,872,653
Sr. Unsec’d. Notes, Series 38
1.800%	03/20/43	JPY	2,414,500	30,164,223
Sr. Unsec’d. Notes, Series 51
0.300%	06/20/46	JPY	1,505,400	13,880,171
Sr. Unsec’d. Notes, Series 56
0.800%	09/20/47	JPY	1,298,050	13,509,684
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 145
1.700%	06/20/33	JPY	2,830,300	32,418,420
Sr. Unsec’d. Notes, Series 157
0.200%	06/20/36	JPY	608,900	5,732,811
Sr. Unsec’d. Notes, Series 160
0.700%	03/20/37	JPY	745,750	7,588,269
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Sr. Unsec’d. Notes, Series 94
2.100%	03/20/27	JPY	723,850	$ 7,943,304
Sr. Unsec’d. Notes, Series 99
2.100%	12/20/27	JPY	1,793,450	19,963,234
Japan Government Two Year Bond,
Sr. Unsec’d. Notes, Series 394
0.100%	11/01/20	JPY	3,650,700	33,908,883
				420,528,688
Mexico — 0.5%
Mexican Bonos,
Bonds, Series M 20
7.500%	06/03/27	MXN	91,714	4,825,058
10.000%	12/05/24	MXN	64,919	3,761,901
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.500%	04/22/29		5,150	5,594,239
				14,181,198
Netherlands — 1.4%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/24	EUR	23,473	26,386,306
0.250%	07/15/29	EUR	2,880	3,352,229
0.500%	01/15/40	EUR	5,683	6,968,112
				36,706,647
New Zealand — 0.3%
New Zealand Government Bond,
Sr. Unsec’d. Notes, Series 0427
4.500%	04/15/27	NZD	1,855	1,456,466
Sr. Unsec’d. Notes, Series 0429
3.000%	04/20/29	NZD	8,827	6,478,539
				7,935,005
Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 481, 144A
1.750%	09/06/29	NOK	8,775	1,010,659
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		860	887,090
Poland — 0.2%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	6,935	1,792,090
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	01/19/26	EUR	2,450	2,959,590
				4,751,680
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,823	2,329,384
2.200%	10/17/22	EUR	3,370	3,970,302

A9

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Portugal (cont’d.)
4.125%	04/14/27	EUR	1,755	$ 2,506,001
				8,805,687
Qatar — 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		5,100	5,648,250
Romania — 0.2%
Romanian Government International Bond,
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	3,375	4,162,992
Russia — 0.1%
Russian Federal Bond,
Bonds, Series 6207
8.150%	02/03/27	RUB	85,550	1,420,020
Saudi Arabia — 0.2%
Saudi Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/16/29		4,000	4,490,000
Singapore — 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	3,059,633
Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	45	58,641
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series 76
3.125%	08/07/45	EUR	405	666,667
South Korea — 1.3%
Korea Treasury Bond,
Sr. Unsec’d. Notes, Series 4803
2.625%	03/10/48	KRW	1,472,320	1,567,906
Sr. Unsec’d. Notes, Series 2006
1.750%	06/10/20	KRW	5,493,760	4,607,399
Sr. Unsec’d. Notes, Series 2106
4.250%	06/10/21	KRW	7,311,090	6,407,044
Sr. Unsec’d. Notes, Series 2303
2.375%	03/10/23	KRW	4,791,340	4,138,601
Sr. Unsec’d. Notes, Series 2506
2.250%	06/10/25	KRW	5,687,840	4,968,091
Sr. Unsec’d. Notes, Series 2706
2.125%	06/10/27	KRW	1,377,680	1,206,995
Sr. Unsec’d. Notes, Series 2712
2.375%	12/10/27	KRW	1,751,810	1,566,880
Sr. Unsec’d. Notes, Series 3112
4.000%	12/10/31	KRW	4,854,540	5,198,245
Sr. Unsec’d. Notes, Series 4412
2.750%	12/10/44	KRW	3,650,310	3,888,929
Sr. Unsec’d. Notes, Series 4703
2.125%	03/10/47	KRW	980,830	945,640
				34,495,730
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Spain — 2.7%
Spain Government Bond,
Bonds
0.050%	10/31/21	EUR	10,535	$ 11,606,562
0.350%	07/30/23	EUR	21,349	23,901,191
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24	EUR	6,738	7,539,316
1.450%	04/30/29	EUR	9,575	11,759,862
2.900%	10/31/46	EUR	2,665	4,204,259
4.900%	07/30/40	EUR	2,385	4,664,667
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	7,770	9,447,934
				73,123,791
Supranational Bank — 0.4%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	6,025	7,409,344
1.450%	09/05/40	EUR	3,325	4,563,405
				11,972,749
Sweden — 0.5%
Sweden Government Bond,
Bonds, Series 1047
5.000%	12/01/20	SEK	7,165	775,532
Bonds, Series 1054
3.500%	06/01/22	SEK	51,080	5,766,811
Bonds, Series 1059
1.000%	11/12/26	SEK	65,425	7,346,411
				13,888,754
Switzerland — 0.5%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	1,744	2,550,865
2.000%	05/25/22	CHF	3,380	3,650,488
3.250%	06/27/27	CHF	3,835	5,086,861
3.500%	04/08/33	CHF	1,317	2,075,982
				13,364,196
Thailand — 0.4%
Thailand Government Bond,
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	211,175	7,246,483
4.675%	06/29/44	THB	87,011	4,457,707
				11,704,190
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		12,910	13,039,100
United Kingdom — 3.0%
United Kingdom Gilt,
Bonds
1.000%	04/22/24	GBP	16,645	21,129,660
1.500%	07/22/47	GBP	10,966	15,203,627
1.750%	09/07/22	GBP	7,530	9,649,046
2.500%	07/22/65	GBP	1,130	2,241,493

A10

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom (cont’d.)
4.250%	06/07/32	GBP	1,245	$ 2,210,204
4.250%	12/07/40	GBP	5,624	11,354,573
4.250%	12/07/46	GBP	8,279	18,161,173
				79,949,776

Total Sovereign Bonds (cost $1,167,208,519)				1,198,832,599
U.S. Government Agency Obligations — 11.5%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		548	554,495
2.500%	07/01/30		235	238,256
2.500%	09/01/30		206	209,073
3.000%	06/01/30		163	167,239
3.000%	07/01/30		109	112,151
3.000%	07/01/30		115	118,038
3.000%	07/01/34		1,589	1,624,928
3.000%	07/01/35		118	121,696
3.000%	09/01/35		630	648,430
3.000%	01/01/37		383	393,868
3.000%	02/01/37		539	554,579
3.000%	05/01/45		498	511,252
3.000%	08/01/46		2,102	2,154,420
3.000%	09/01/46		3,539	3,631,772
3.000%	02/01/47		2,428	2,485,511
3.000%	12/01/47		2,643	2,702,988
3.000%	01/01/48		1,101	1,125,149
3.500%	01/01/26		44	45,801
3.500%	05/01/30		94	98,189
3.500%	06/01/30		18	18,503
3.500%	10/01/30		145	151,062
3.500%	07/01/35		133	138,537
3.500%	08/01/42		610	640,764
3.500%	01/01/44		667	701,373
3.500%	07/01/45		751	783,221
3.500%	09/01/47		4,591	4,752,074
3.500%	10/01/47		762	788,860
3.500%	11/01/47		8,590	8,875,806
3.500%	12/01/47		666	689,289
3.500%	02/01/48		1,199	1,241,293
3.500%	06/01/49		2,236	2,293,901
4.000%	06/01/42		384	411,946
4.000%	09/01/44		718	758,656
4.000%	04/01/45		244	258,251
4.000%	05/01/45		462	488,685
4.000%	02/01/46		2,630	2,774,932
4.000%	05/01/46		804	847,436
4.000%	01/01/47		691	738,130
4.000%	12/01/47		1,822	1,910,033
4.000%	09/01/48		186	193,770
4.000%	11/01/48		5,657	5,873,197
4.500%	12/01/34		146	158,193
4.500%	09/01/40		146	158,044
4.500%	03/01/41		789	854,834
4.500%	07/01/41		250	271,394
4.500%	03/01/44		297	322,219
4.500%	07/01/45		89	96,018
4.500%	12/01/45		1,850	2,004,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/48	2,287	$ 2,415,268
5.000%	05/01/38	824	909,028
5.000%	12/01/38	63	69,318
5.000%	11/01/41	83	91,435
5.000%	02/01/42	867	958,369
5.500%	08/01/40	48	53,986
5.500%	06/01/41	253	287,355
6.000%	11/01/37	10	11,706
Federal National Mortgage Assoc.
2.000%	04/01/30	68	67,381
2.000%	07/01/30	267	264,879
2.000%	08/01/30	70	69,161
2.000%	04/01/31	229	227,120
2.500%	05/01/30	65	66,107
2.500%	05/01/30	364	367,746
2.500%	06/01/30	142	143,310
2.500%	07/01/30	329	332,355
2.500%	07/01/30	331	335,314
2.500%	07/01/30	364	367,714
2.500%	08/01/30	188	190,335
2.500%	07/01/31	690	696,509
2.500%	09/01/31	1,733	1,747,596
2.500%	08/01/34	2,522	2,544,287
2.500%	04/01/37	3,387	3,401,591
2.500%	04/01/43	46	46,125
2.500%	09/01/43	113	112,714
2.500%	04/01/45	55	54,903
2.500%	09/01/46	82	82,285
3.000%	06/01/30	455	467,595
3.000%	07/01/30	68	69,428
3.000%	07/01/30	318	325,513
3.000%	07/01/30	555	570,884
3.000%	09/01/30	337	346,374
3.000%	11/01/30	174	179,229
3.000%	03/01/31	574	589,135
3.000%	02/01/32	1,712	1,755,313
3.000%	06/01/32	5,178	5,324,225
3.000%	02/01/33	4,181	4,283,156
3.000%	03/01/35	202	207,650
3.000%	09/01/35	104	106,844
3.000%	09/01/35	374	385,158
3.000%	03/01/36	179	183,784
3.000%	02/01/37	308	316,799
3.000%	06/01/45	1,128	1,163,606
3.000%	07/01/45	427	438,753
3.000%	08/01/45	1,296	1,327,447
3.000%	01/01/46	208	213,511
3.000%	10/01/46	693	710,112
3.000%	10/01/46	861	881,954
3.000%	11/01/46	2,362	2,419,689
3.000%	12/01/46	980	1,004,243
3.000%	12/01/46	3,736	3,826,795
3.000%	02/01/47	2,604	2,667,550
3.000%	11/01/48	3,036	3,097,278
3.000%	06/01/49	1,474	1,496,945
3.000%	08/01/49	1,586	1,610,126
3.000%	09/01/49	7,775	7,893,395
3.000%	10/01/49	6,100	6,193,001

A11

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/25	100	$ 103,506
3.500%	11/01/26	530	547,969
3.500%	09/01/29	83	86,422
3.500%	12/01/29	214	222,112
3.500%	04/01/30	112	116,375
3.500%	05/01/30	199	207,225
3.500%	10/01/30	354	367,582
3.500%	01/01/35	69	71,448
3.500%	08/01/35	43	45,267
3.500%	02/01/36	904	937,491
3.500%	02/01/37	287	297,183
3.500%	06/01/43	1,451	1,523,374
3.500%	08/01/47	698	721,759
3.500%	09/01/47	4,300	4,443,240
3.500%	10/01/47	2,399	2,478,250
3.500%	12/01/47	2,707	2,805,651
3.500%	01/01/48	2,597	2,687,165
3.500%	04/01/48	578	597,553
3.500%	05/01/48	1,331	1,372,506
3.500%	06/01/48	7,000	7,218,706
3.500%	08/01/49	13,791	14,211,392
3.500%	09/01/49	3,050	3,133,524
3.500%	10/01/49	8,100	8,321,831
3.500%	09/01/57	2,680	2,821,275
3.500%	05/01/58	1,094	1,151,527
4.000%	04/01/25	65	67,326
4.000%	04/01/26	39	41,069
4.000%	05/01/27	41	43,211
4.000%	04/01/29	286	297,627
4.000%	05/01/32	25	26,110
4.000%	04/01/35	405	425,317
4.000%	03/01/41	920	982,430
4.000%	11/01/42	911	972,640
4.000%	06/01/44	371	392,160
4.000%	03/01/45	262	276,202
4.000%	01/01/46	982	1,035,197
4.000%	03/01/46	1,657	1,745,886
4.000%	06/01/46	87	91,890
4.000%	04/01/47	1,298	1,356,001
4.000%	10/01/47	4,059	4,246,454
4.000%	11/01/47	1,301	1,365,208
4.000%	12/01/47	3,241	3,391,484
4.000%	01/01/48	2,034	2,128,130
4.000%	09/01/48	1,282	1,334,375
4.000%	11/01/48	2,772	2,881,452
4.000%	06/01/49	2,752	2,856,792
4.000%	08/01/49	6,824	7,089,018
4.000%	09/01/49	10,582	11,013,492
4.500%	04/01/25	37	38,966
4.500%	01/01/34	19	20,672
4.500%	11/01/39	93	100,348
4.500%	03/01/40	64	69,740
4.500%	08/01/40	364	393,659
4.500%	02/01/41	282	305,041
4.500%	06/01/41	925	1,002,378
4.500%	09/01/41	144	156,470
4.500%	01/01/42	462	500,068
4.500%	01/01/43	448	485,814
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/44	224	$ 241,217
4.500%	06/01/44	73	78,167
4.500%	01/01/45	112	120,558
4.500%	12/01/48	1,526	1,606,196
4.500%	08/01/49	2,900	3,054,854
4.500%	01/01/51	1,669	1,789,143
5.000%	07/01/28	10	10,746
5.000%	12/01/35	60	66,373
5.000%	05/01/38	389	428,774
5.000%	10/01/41	308	339,762
5.000%	04/01/48	924	990,255
5.500%	05/01/37	37	42,274
5.500%	07/01/38	194	218,813
5.500%	05/01/39	271	305,726
5.500%	05/01/40	211	234,801
5.500%	07/01/41	325	367,041
5.500%	09/01/41	255	287,577
5.500%	02/01/42	1,137	1,282,511
6.000%	02/01/36	120	138,599
6.000%	11/01/38	135	155,565
6.000%	09/01/39	322	370,370
6.000%	06/01/40	176	202,671
6.000%	05/01/41	92	105,692
Government National Mortgage Assoc.
2.500%	01/20/47	423	426,509
3.000%	11/20/43	1,390	1,437,514
3.000%	01/15/45	140	144,032
3.000%	01/15/45	260	266,655
3.000%	03/15/45	301	308,853
3.000%	07/15/45	27	28,145
3.000%	01/20/47	2,742	2,826,723
3.000%	03/20/47	1,151	1,183,331
3.000%	06/20/47	4,469	4,602,161
3.000%	08/20/47	1,939	1,995,275
3.000%	12/20/47	1,837	1,887,282
3.000%	06/20/49	788	809,274
3.000%	08/20/49	3,592	3,688,325
3.500%	07/15/42	87	92,149
3.500%	04/15/45	302	314,423
3.500%	07/20/47(k)	10,806	11,232,094
3.500%	08/20/47	2,705	2,812,424
3.500%	09/20/47	562	584,566
3.500%	11/20/47	1,856	1,927,724
3.500%	12/20/47	414	429,685
3.500%	06/20/49	1,091	1,130,590
3.500%	07/20/49	2,811	2,913,554
3.500%	08/20/49	4,840	5,023,255
4.000%	01/15/41	95	101,545
4.000%	03/15/44	426	458,091
4.000%	05/15/45	180	193,237
4.000%	01/20/46	785	834,154
4.000%	02/20/46	269	286,115
4.000%	03/20/46	1,232	1,309,156
4.000%	07/20/47	3,213	3,351,435
4.000%	08/20/49	3,592	3,755,693
4.500%	04/15/40	104	112,926
4.500%	10/15/41	237	258,046
4.500%	07/20/44	882	945,633

A12

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/20/45	1,084	$ 1,161,919
4.500%	02/20/49	3,522	3,683,825
4.500%	06/20/49	1,435	1,506,732
4.500%	08/20/49	2,517	2,658,598
5.000%	06/15/38	125	139,892
5.000%	01/15/39	96	107,368
5.000%	06/15/39	194	217,648
5.000%	12/15/39	164	184,768
5.000%	10/20/42	64	70,683
5.000%	03/15/44	745	829,644
5.500%	03/15/37	27	30,726

Total U.S. Government Agency Obligations (cost $303,681,298)			306,985,379
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds
3.000%	02/15/48	21,050	24,992,764
4.375%	11/15/39(k)	13,711	19,233,427
U.S. Treasury Notes
1.750%	05/15/22	20,050	20,131,453
2.000%	08/15/25	14,251	14,567,194
2.125%	08/15/21(h)	43,230	43,579,555
2.500%	05/15/24(h)(k)	75,359	78,461,672
2.750%	02/15/28	17,275	18,755,521

Total U.S. Treasury Obligations (cost $216,509,106)			219,721,586

Total Long-Term Investments (cost $2,577,352,519)			2,626,537,781

	Shares
Short-Term Investments — 3.5%
Affiliated Mutual Fund — 1.7%
PGIM Institutional Money Market Fund (cost $46,151,589; includes $46,083,411 of cash collateral for securities on loan)(b)(w)	46,145,304	46,149,919
Unaffiliated Mutual Fund — 1.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	47,474,042	47,474,042
(cost $47,474,042)

Total Short-Term Investments (cost $93,625,631)		93,623,961

TOTAL INVESTMENTS—101.5% (cost $2,670,978,150)		2,720,161,742

Liabilities in excess of other assets(z) — (1.5)%		(41,355,754)

Net Assets — 100.0%		$ 2,678,805,988

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,161,579; cash collateral of $46,083,411 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.

A13

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
697	2 Year U.S. Treasury Notes	Dec. 2019	$150,203,500	$ 153,939
90	5 Year Euro-Bobl	Dec. 2019	13,306,702	33,135
696	10 Year Canadian Government Bonds	Dec. 2019	74,913,840	(35,359)
145	10 Year Mini Japanese Government Bonds	Dec. 2019	20,778,081	(16,092)
1,546	10 Year U.S. Treasury Notes	Dec. 2019	201,463,125	(167,741)
71	10 Year U.S. Ultra Treasury Notes	Dec. 2019	10,110,844	(115,375)
10	30 Year Euro Buxl	Dec. 2019	2,370,650	(52,536)
543	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	104,205,094	(2,024,510)
54	Euro-OAT	Dec. 2019	10,024,023	(109,315)
				(2,333,854)
Short Positions:
98	3 Year Australian Treasury Bonds	Dec. 2019	21,181,423	(12,897)
770	5 Year U.S. Treasury Notes	Dec. 2019	91,744,297	(70,799)
167	10 Year Australian Treasury Bonds	Dec. 2019	131,829,767	(67,146)
276	10 Year Euro-Bund	Dec. 2019	52,419,153	(182,929)
831	10 Year U.K. Gilt	Dec. 2019	137,159,804	(1,952,722)
92	20 Year U.S. Treasury Bonds	Dec. 2019	14,932,750	313,938
1,093	Euro Currency	Dec. 2019	149,775,156	2,129,082
84	Euro Schatz Index	Dec. 2019	10,284,500	3,597
				160,124
				$(2,173,730)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/03/19	Bank of America, N.A.	AUD	1,007	$ 680,497	$ 679,754	$ —	$ (743)
Expiring 10/03/19	Bank of America, N.A.	AUD	852	577,313	575,124	—	(2,189)
Expiring 10/03/19	Bank of America, N.A.	AUD	495	334,328	334,139	—	(189)
Expiring 10/03/19	Bank of America, N.A.	AUD	385	264,233	259,886	—	(4,347)
Expiring 10/03/19	Bank of America, N.A.	AUD	385	260,657	259,886	—	(771)
Expiring 10/03/19	Citibank, N.A.	AUD	848	576,009	572,424	—	(3,585)
Expiring 10/03/19	Citibank, N.A.	AUD	385	259,906	259,886	—	(20)
Expiring 10/03/19	Deutsche Bank AG	AUD	385	264,851	259,886	—	(4,965)
Expiring 10/03/19	Deutsche Bank AG	AUD	385	261,822	259,886	—	(1,936)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	80,326	54,099,801	54,222,337	122,536	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	72,918	49,292,569	49,221,726	—	(70,843)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	852	578,289	575,124	—	(3,165)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	848	582,313	572,424	—	(9,889)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	848	574,661	572,424	—	(2,237)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	495	334,478	334,139	—	(339)
A14

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	$ 262,103	$ 261,236	$ —	$ (867)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	262,389	261,236	—	(1,153)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	385	261,353	259,886	—	(1,467)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	385	261,319	259,886	—	(1,433)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	AUD	15,396	10,419,397	10,405,221	—	(14,176)
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	56,877	13,635,971	13,686,865	50,894	—
Expiring 10/02/19	Deutsche Bank AG	BRL	56,167	13,515,003	13,516,011	1,008	—
Expiring 10/02/19	Deutsche Bank AG	BRL	16,480	3,957,353	3,965,743	8,390	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	14,037	3,370,714	3,377,860	7,146	—
Expiring 11/04/19	Deutsche Bank AG	BRL	30,517	7,329,298	7,325,926	—	(3,372)
British Pound,
Expiring 10/03/19	Bank of America, N.A.	GBP	593	734,738	729,218	—	(5,520)
Expiring 10/03/19	Bank of America, N.A.	GBP	593	728,085	729,217	1,132	—
Expiring 10/03/19	Citibank, N.A.	GBP	475	590,126	584,112	—	(6,014)
Expiring 10/03/19	Citibank, N.A.	GBP	475	591,965	584,111	—	(7,854)
Expiring 10/03/19	Citibank, N.A.	GBP	473	583,440	581,652	—	(1,788)
Expiring 10/03/19	Deutsche Bank AG	GBP	475	586,194	584,112	—	(2,082)
Expiring 10/03/19	Deutsche Bank AG	GBP	475	594,340	584,112	—	(10,228)
Expiring 10/03/19	Deutsche Bank AG	GBP	345	417,301	424,249	6,948	—
Expiring 10/03/19	Deutsche Bank AG	GBP	216	259,224	265,617	6,393	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	61,487	75,665,905	75,611,119	—	(54,786)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	5,875	7,160,667	7,224,541	63,874	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	4,328	5,223,585	5,322,181	98,596	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	4,328	5,229,233	5,322,181	92,948	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	906	1,129,030	1,114,116	—	(14,914)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	734	901,397	902,607	1,210	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	733	902,516	901,377	—	(1,139)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	731	882,224	898,917	16,693	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	701	874,715	862,026	—	(12,689)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	593	734,529	729,217	—	(5,312)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	475	578,684	584,111	5,427	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	475	586,090	584,112	—	(1,978)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	475	593,451	584,112	—	(9,339)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	473	588,294	581,652	—	(6,642)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	223	269,137	274,225	5,088	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	223	272,000	274,225	2,225	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	223	267,492	274,225	6,733	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	260,407	265,617	5,210	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	261,354	265,617	4,263	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	259,897	265,618	5,721	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	259,386	265,618	6,232	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	259,160	265,617	6,457	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	258,707	265,617	6,910	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	GBP	4,460	5,495,723	5,492,273	—	(3,450)
Canadian Dollar,
Expiring 10/03/19	Citibank, N.A.	CAD	18,636	14,015,090	14,067,202	52,112	—
Expiring 10/03/19	Deutsche Bank AG	CAD	1,855	1,410,621	1,400,229	—	(10,392)
Expiring 10/03/19	Deutsche Bank AG	CAD	778	588,533	587,266	—	(1,267)
Expiring 10/03/19	Deutsche Bank AG	CAD	775	580,371	585,001	4,630	—
Expiring 10/03/19	Deutsche Bank AG	CAD	775	584,806	585,001	195	—
Expiring 10/03/19	Deutsche Bank AG	CAD	357	267,426	269,478	2,052	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	265,159	267,214	2,055	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	265,217	267,214	1,997	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	269,247	267,213	—	(2,034)
A15

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/03/19	Deutsche Bank AG	CAD	354	$ 267,144	$ 267,213	$ 69	$ —
Expiring 10/03/19	Deutsche Bank AG	CAD	177	133,316	133,607	291	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	106,258	80,243,166	80,207,811	—	(35,355)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	5,503	4,140,393	4,153,886	13,493	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	790	600,060	596,323	—	(3,737)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	778	589,768	587,266	—	(2,502)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	778	585,540	587,265	1,725	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	357	268,676	269,478	802	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	267,811	267,214	—	(597)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	226	170,703	170,594	—	(109)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	142	106,498	107,188	690	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	127	95,874	95,865	—	(9)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CAD	19,687	14,874,728	14,868,504	—	(6,224)
Chilean Peso,
Expiring 10/03/19	Citibank, N.A.	CLP	1,610,000	2,233,536	2,208,188	—	(25,348)
Expiring 10/03/19	Citibank, N.A.	CLP	1,320,500	1,813,500	1,811,126	—	(2,374)
Expiring 11/05/19	Citibank, N.A.	CLP	1,610,000	2,212,481	2,209,699	—	(2,782)
Chinese Renminbi,
Expiring 12/18/19	Citibank, N.A.	CNH	27,378	3,853,355	3,826,478	—	(26,877)
Expiring 12/18/19	Citibank, N.A.	CNH	16,450	2,318,304	2,299,129	—	(19,175)
Expiring 12/18/19	Citibank, N.A.	CNH	11,362	1,609,534	1,588,007	—	(21,527)
Colombian Peso,
Expiring 10/03/19	Citibank, N.A.	COP	7,409,984	2,139,759	2,129,000	—	(10,759)
Expiring 10/03/19	Citibank, N.A.	COP	6,961,300	1,992,843	2,000,086	7,243	—
Czech Koruna,
Expiring 10/03/19	Bank of America, N.A.	CZK	37,992	1,605,070	1,605,553	483	—
Danish Krone,
Expiring 10/03/19	Citibank, N.A.	DKK	31,678	4,624,453	4,625,764	1,311	—
Euro,
Expiring 10/03/19	Bank of America, N.A.	EUR	15,429	16,958,307	16,821,057	—	(137,250)
Expiring 10/03/19	Bank of America, N.A.	EUR	15,158	16,654,398	16,525,607	—	(128,791)
Expiring 10/03/19	Bank of America, N.A.	EUR	15,158	16,700,706	16,525,606	—	(175,100)
Expiring 10/03/19	Bank of America, N.A.	EUR	10,492	11,597,070	11,438,624	—	(158,446)
Expiring 10/03/19	Bank of America, N.A.	EUR	6,188	6,854,986	6,746,302	—	(108,684)
Expiring 10/03/19	Bank of America, N.A.	EUR	1,777	1,969,266	1,937,327	—	(31,939)
Expiring 10/03/19	Bank of America, N.A.	EUR	555	610,167	605,074	—	(5,093)
Expiring 10/03/19	Bank of America, N.A.	EUR	550	609,046	599,622	—	(9,424)
Expiring 10/03/19	Bank of America, N.A.	EUR	306	334,724	333,608	—	(1,116)
Expiring 10/03/19	Bank of America, N.A.	EUR	244	267,394	266,014	—	(1,380)
Expiring 10/03/19	Bank of America, N.A.	EUR	108	119,088	117,744	—	(1,344)
Expiring 10/03/19	Bank of America, N.A.	EUR	107	117,784	116,654	—	(1,130)
Expiring 10/03/19	Citibank, N.A.	EUR	51,191	56,387,733	55,809,626	—	(578,107)
Expiring 10/03/19	Citibank, N.A.	EUR	30,858	34,050,909	33,642,114	—	(408,795)
Expiring 10/03/19	Citibank, N.A.	EUR	15,158	16,669,055	16,525,606	—	(143,449)
Expiring 10/03/19	Citibank, N.A.	EUR	3,631	4,014,733	3,958,601	—	(56,132)
Expiring 10/03/19	Citibank, N.A.	EUR	342	376,009	372,857	—	(3,152)
Expiring 10/03/19	Citibank, N.A.	EUR	244	270,282	266,013	—	(4,269)
Expiring 10/03/19	Citibank, N.A.	EUR	244	269,446	266,014	—	(3,432)
Expiring 10/03/19	Citibank, N.A.	EUR	240	264,655	261,653	—	(3,002)
Expiring 10/03/19	Citibank, N.A.	EUR	108	119,749	117,744	—	(2,005)
Expiring 10/03/19	Deutsche Bank AG	EUR	2,872	3,178,172	3,131,121	—	(47,051)
Expiring 10/03/19	Deutsche Bank AG	EUR	544	601,809	593,082	—	(8,727)
Expiring 10/03/19	Deutsche Bank AG	EUR	537	588,702	585,450	—	(3,252)
Expiring 10/03/19	Deutsche Bank AG	EUR	244	267,871	266,014	—	(1,857)
Expiring 10/03/19	Deutsche Bank AG	EUR	241	265,441	262,744	—	(2,697)
A16

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/03/19	Deutsche Bank AG	EUR	241	$ 266,766	$ 262,744	$ —	$ (4,022)
Expiring 10/03/19	Deutsche Bank AG	EUR	241	265,792	262,744	—	(3,048)
Expiring 10/03/19	Deutsche Bank AG	EUR	241	265,997	262,743	—	(3,254)
Expiring 10/03/19	Deutsche Bank AG	EUR	241	263,925	262,743	—	(1,182)
Expiring 10/03/19	Deutsche Bank AG	EUR	241	263,434	262,744	—	(690)
Expiring 10/03/19	Deutsche Bank AG	EUR	240	263,973	261,654	—	(2,319)
Expiring 10/03/19	Deutsche Bank AG	EUR	240	264,067	261,653	—	(2,414)
Expiring 10/03/19	Deutsche Bank AG	EUR	240	265,352	261,653	—	(3,699)
Expiring 10/03/19	Deutsche Bank AG	EUR	240	265,001	261,654	—	(3,347)
Expiring 10/03/19	Deutsche Bank AG	EUR	240	264,720	261,654	—	(3,066)
Expiring 10/03/19	Deutsche Bank AG	EUR	107	118,005	116,654	—	(1,351)
Expiring 10/03/19	Deutsche Bank AG	EUR	107	116,917	116,653	—	(264)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	594,774	648,601,079	648,436,532	—	(164,547)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	108,429	119,445,388	118,211,833	—	(1,233,555)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	30,858	33,950,186	33,642,113	—	(308,073)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	9,628	10,603,326	10,496,671	—	(106,655)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	9,293	10,225,255	10,131,446	—	(93,809)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	3,051	3,386,296	3,326,272	—	(60,024)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	1,171	1,286,626	1,276,652	—	(9,974)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	977	1,069,374	1,065,148	—	(4,226)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	915	1,011,607	997,555	—	(14,052)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	880	977,953	959,397	—	(18,556)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	818	895,233	891,803	—	(3,430)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	717	794,882	781,690	—	(13,192)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	530	585,478	577,818	—	(7,660)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	530	584,247	577,818	—	(6,429)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	529	582,475	576,728	—	(5,747)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	529	579,594	576,729	—	(2,865)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	307	335,069	334,699	—	(370)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	244	267,760	266,013	—	(1,747)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	244	267,313	266,013	—	(1,300)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	264,909	262,743	—	(2,166)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	266,332	262,744	—	(3,588)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	264,698	262,744	—	(1,954)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	240	265,489	261,654	—	(3,835)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	240	265,655	261,653	—	(4,002)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	193	211,598	210,414	—	(1,184)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	107	118,168	116,654	—	(1,514)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	107	118,145	116,654	—	(1,491)
Expiring 11/05/19	Bank of America, N.A.	EUR	108	118,469	118,053	—	(416)
Expiring 11/05/19	Deutsche Bank AG	EUR	4,100	4,483,288	4,481,658	—	(1,630)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	EUR	108,326	118,417,647	118,409,777	—	(7,870)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	EUR	5,825	6,392,955	6,367,233	—	(25,722)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	EUR	4,176	4,564,435	4,564,733	298	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	EUR	635	693,190	694,110	920	—
Hungarian Forint,
Expiring 10/03/19	Citibank, N.A.	HUF	3,381,269	11,233,355	11,008,650	—	(224,705)
Expiring 10/03/19	Citibank, N.A.	HUF	3,075,000	10,261,671	10,011,507	—	(250,164)
Expiring 10/03/19	Citibank, N.A.	HUF	781,200	2,564,459	2,543,412	—	(21,047)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	HUF	3,487,555	11,354,455	11,354,693	238	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	HUF	3,395,000	11,072,301	11,074,698	2,397	—
Indian Rupee,
Expiring 10/03/19	Bank of America, N.A.	INR	145,490	2,024,349	2,052,247	27,898	—
Expiring 10/03/19	Citibank, N.A.	INR	660,439	9,158,771	9,315,990	157,219	—
Expiring 10/03/19	Citibank, N.A.	INR	45,451	644,056	641,121	—	(2,935)
A17

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/03/19	Deutsche Bank AG	INR	231,510	$ 3,253,373	$ 3,265,624	$ 12,251	$ —
Expiring 10/03/19	Deutsche Bank AG	INR	135,640	1,907,467	1,913,304	5,837	—
Expiring 11/05/19	Bank of America, N.A.	INR	145,490	2,055,524	2,044,697	—	(10,827)
Expiring 11/05/19	Citibank, N.A.	INR	114,440	1,618,785	1,608,324	—	(10,461)
Expiring 11/05/19	Deutsche Bank AG	INR	367,150	5,182,623	5,159,876	—	(22,747)
Indonesian Rupiah,
Expiring 10/03/19	Citibank, N.A.	IDR	28,863,000	2,041,231	2,032,613	—	(8,618)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	IDR	30,538,000	2,166,584	2,150,571	—	(16,013)
Expiring 11/05/19	Citibank, N.A.	IDR	36,499,000	2,564,573	2,560,830	—	(3,743)
Israeli Shekel,
Expiring 10/03/19	Citibank, N.A.	ILS	13,184	3,784,156	3,793,225	9,069	—
Expiring 10/03/19	Citibank, N.A.	ILS	10,305	2,921,136	2,964,896	43,760	—
Expiring 10/03/19	Citibank, N.A.	ILS	2,475	708,300	712,092	3,792	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ILS	9,450	2,690,557	2,718,901	28,344	—
Expiring 11/05/19	Citibank, N.A.	ILS	11,925	3,428,537	3,437,234	8,697	—
Japanese Yen,
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,550	17,068,340	16,683,924	—	(384,416)
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,550	17,075,838	16,683,924	—	(391,914)
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,550	16,692,968	16,683,924	—	(9,044)
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,550	16,680,216	16,683,924	3,708	—
Expiring 10/03/19	Bank of America, N.A.	JPY	76,278	707,700	705,618	—	(2,082)
Expiring 10/03/19	Bank of America, N.A.	JPY	29,110	272,747	269,285	—	(3,462)
Expiring 10/03/19	Citibank, N.A.	JPY	46,081,732	426,374,766	426,283,772	—	(90,994)
Expiring 10/03/19	Citibank, N.A.	JPY	6,251,244	58,914,085	57,827,771	—	(1,086,314)
Expiring 10/03/19	Citibank, N.A.	JPY	79,690	736,827	737,181	354	—
Expiring 10/03/19	Deutsche Bank AG	JPY	1,009,988	9,522,296	9,342,998	—	(179,298)
Expiring 10/03/19	Deutsche Bank AG	JPY	721,420	6,799,095	6,673,570	—	(125,525)
Expiring 10/03/19	Deutsche Bank AG	JPY	244,600	2,267,208	2,262,697	—	(4,511)
Expiring 10/03/19	Deutsche Bank AG	JPY	79,184	735,771	732,500	—	(3,271)
Expiring 10/03/19	Deutsche Bank AG	JPY	29,110	274,350	269,285	—	(5,065)
Expiring 10/03/19	Deutsche Bank AG	JPY	29,110	271,581	269,285	—	(2,296)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	3,609,725	33,575,402	33,392,131	—	(183,271)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	3,607,100	33,758,949	33,367,847	—	(391,102)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	2,274,127	21,093,665	21,037,044	—	(56,621)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,875,692	17,690,668	17,351,281	—	(339,387)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,803,550	17,008,092	16,683,923	—	(324,169)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,803,550	17,008,942	16,683,923	—	(325,019)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,803,550	16,783,626	16,683,924	—	(99,702)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,803,550	16,767,960	16,683,924	—	(84,036)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,335,598	12,385,858	12,355,086	—	(30,772)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,195,159	11,328,210	11,055,941	—	(272,269)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	1,086,675	10,070,337	10,052,398	—	(17,939)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	872,024	8,219,980	8,066,747	—	(153,233)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	721,420	6,795,851	6,673,569	—	(122,282)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	129,085	1,218,383	1,194,114	—	(24,269)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	79,690	742,766	737,181	—	(5,585)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	79,690	738,332	737,181	—	(1,151)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	79,690	740,573	737,181	—	(3,392)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	70,254	665,202	649,892	—	(15,310)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	605,862	597,061	—	(8,801)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	605,068	597,062	—	(8,006)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	599,625	597,062	—	(2,563)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	598,716	597,061	—	(1,655)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	601,035	597,062	—	(3,973)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,543	599,649	597,062	—	(2,587)
A18

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	64,400	$ 603,716	$ 595,738	$ —	$ (7,978)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	271,090	271,394	304	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	271,878	271,394	—	(484)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,110	273,878	269,285	—	(4,593)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,110	269,768	269,285	—	(483)
Expiring 11/05/19	Citibank, N.A.	JPY	26,273,452	243,620,766	243,615,028	—	(5,738)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	JPY	503,700	4,671,220	4,670,452	—	(768)
Mexican Peso,
Expiring 10/03/19	Citibank, N.A.	MXN	397,097	19,722,365	20,111,442	389,077	—
Expiring 10/03/19	Citibank, N.A.	MXN	359,265	18,213,688	18,195,396	—	(18,292)
Expiring 10/03/19	Deutsche Bank AG	MXN	132,428	6,559,479	6,706,971	147,492	—
Expiring 10/03/19	Deutsche Bank AG	MXN	79,560	4,005,538	4,029,409	23,871	—
Expiring 10/03/19	Deutsche Bank AG	MXN	14,350	712,962	726,773	13,811	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	MXN	14,350	713,284	726,772	13,488	—
Expiring 11/05/19	Citibank, N.A.	MXN	304,856	15,371,304	15,350,113	—	(21,191)
New Taiwanese Dollar,
Expiring 10/03/19	Bank of America, N.A.	TWD	51,795	1,687,683	1,669,788	—	(17,895)
Expiring 10/03/19	Bank of America, N.A.	TWD	51,795	1,685,486	1,669,789	—	(15,697)
Expiring 10/03/19	Bank of America, N.A.	TWD	30,608	986,400	986,753	353	—
Expiring 10/03/19	Citibank, N.A.	TWD	69,858	2,227,970	2,252,111	24,141	—
Expiring 10/03/19	Citibank, N.A.	TWD	15,089	485,958	486,445	487	—
Expiring 11/05/19	Bank of America, N.A.	TWD	103,590	3,346,795	3,346,125	—	(670)
New Zealand Dollar,
Expiring 10/03/19	Bank of America, N.A.	NZD	407	259,983	254,882	—	(5,101)
Expiring 10/03/19	Bank of America, N.A.	NZD	407	260,595	254,883	—	(5,712)
Expiring 10/03/19	Bank of America, N.A.	NZD	407	260,813	254,883	—	(5,930)
Expiring 10/03/19	Citibank, N.A.	NZD	47,237	29,768,880	29,582,021	—	(186,859)
Expiring 10/03/19	Citibank, N.A.	NZD	25,698	16,079,850	16,093,290	13,440	—
Expiring 10/03/19	Citibank, N.A.	NZD	15,685	10,077,377	9,822,681	—	(254,696)
Expiring 10/03/19	Citibank, N.A.	NZD	533	335,288	333,790	—	(1,498)
Expiring 10/03/19	Citibank, N.A.	NZD	408	258,262	255,509	—	(2,753)
Expiring 10/03/19	Citibank, N.A.	NZD	408	256,889	255,509	—	(1,380)
Expiring 10/03/19	Citibank, N.A.	NZD	408	255,919	255,509	—	(410)
Expiring 10/03/19	Deutsche Bank AG	NZD	897	569,637	561,743	—	(7,894)
Expiring 10/03/19	Deutsche Bank AG	NZD	489	312,078	306,235	—	(5,843)
Expiring 10/03/19	Deutsche Bank AG	NZD	408	260,295	255,508	—	(4,787)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	257,635	255,509	—	(2,126)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	257,878	255,508	—	(2,370)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	258,070	255,509	—	(2,561)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	257,062	255,509	—	(1,553)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	260,826	255,508	—	(5,318)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	257,512	255,508	—	(2,004)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	255,486	255,509	23	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	256,692	255,508	—	(1,184)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	255,665	255,509	—	(156)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	408	261,818	255,509	—	(6,309)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	407	261,413	254,883	—	(6,530)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	368	232,316	230,459	—	(1,857)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	326	206,554	204,157	—	(2,397)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	326	205,883	204,157	—	(1,726)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	NZD	533	333,780	334,053	273	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	NZD	533	333,654	334,053	399	—
Norwegian Krone,
Expiring 10/03/19	Citibank, N.A.	NOK	168,543	18,511,790	18,527,082	15,292	—
Expiring 10/03/19	Citibank, N.A.	NOK	43,542	4,791,417	4,786,353	—	(5,064)
A19

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/03/19	Citibank, N.A.	NOK	12,630	$ 1,407,964	$ 1,388,352	$ —	$ (19,612)
Expiring 10/03/19	Deutsche Bank AG	NOK	6,063	667,190	666,475	—	(715)
Expiring 10/03/19	Deutsche Bank AG	NOK	5,123	570,699	563,146	—	(7,553)
Expiring 10/03/19	Deutsche Bank AG	NOK	3,061	337,123	336,480	—	(643)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,332	255,793	256,345	552	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	257,459	255,906	—	(1,553)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	255,826	255,905	79	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	259,690	255,906	—	(3,784)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	258,821	255,906	—	(2,915)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	256,442	255,906	—	(536)
Expiring 11/05/19	Citibank, N.A.	NOK	183,301	20,182,223	20,161,233	—	(20,990)
Peruvian Nuevo Sol,
Expiring 10/03/19	Citibank, N.A.	PEN	12,021	3,548,530	3,566,322	17,792	—
Expiring 10/03/19	Citibank, N.A.	PEN	6,779	2,023,763	2,011,155	—	(12,608)
Expiring 10/03/19	Citibank, N.A.	PEN	5,097	1,522,492	1,512,148	—	(10,344)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	PEN	9,429	2,767,375	2,797,342	29,967	—
Expiring 11/05/19	Citibank, N.A.	PEN	9,429	2,779,694	2,793,604	13,910	—
Polish Zloty,
Expiring 10/03/19	Bank of America, N.A.	PLN	52,444	13,171,884	13,078,500	—	(93,384)
Expiring 10/03/19	Bank of America, N.A.	PLN	30,621	7,641,877	7,636,274	—	(5,603)
Expiring 10/03/19	Bank of America, N.A.	PLN	2,310	588,672	576,068	—	(12,604)
Expiring 10/03/19	Citibank, N.A.	PLN	10,155	2,577,041	2,532,457	—	(44,584)
Expiring 10/03/19	Citibank, N.A.	PLN	7,074	1,775,580	1,764,116	—	(11,464)
Expiring 11/05/19	Bank of America, N.A.	PLN	61,828	15,437,163	15,425,539	—	(11,624)
Expiring 11/05/19	Citibank, N.A.	PLN	7,735	1,926,597	1,929,815	3,218	—
Russian Ruble,
Expiring 10/03/19	Bank of America, N.A.	RUB	452,848	7,044,928	6,979,533	—	(65,395)
Expiring 10/03/19	Bank of America, N.A.	RUB	174,650	2,718,711	2,691,798	—	(26,913)
Expiring 10/03/19	Bank of America, N.A.	RUB	131,131	2,018,021	2,021,061	3,040	—
Expiring 10/03/19	Citibank, N.A.	RUB	276,459	4,125,330	4,260,932	135,602	—
Expiring 10/03/19	Citibank, N.A.	RUB	163,190	2,488,221	2,515,170	26,949	—
Expiring 11/05/19	Bank of America, N.A.	RUB	174,650	2,676,013	2,679,519	3,506	—
Singapore Dollar,
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	4,936	3,557,167	3,571,379	14,212	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	4,112	2,972,428	2,975,185	2,757	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	2,980	2,151,780	2,156,141	4,361	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	2,494	1,816,196	1,804,502	—	(11,694)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	831	604,708	601,259	—	(3,449)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	SGD	4,166	3,012,575	3,015,463	2,888	—
South African Rand,
Expiring 10/03/19	Bank of America, N.A.	ZAR	51,070	3,308,757	3,370,618	61,861	—
Expiring 10/03/19	Bank of America, N.A.	ZAR	51,070	3,316,277	3,370,618	54,341	—
Expiring 10/03/19	Bank of America, N.A.	ZAR	49,070	3,250,304	3,238,618	—	(11,686)
Expiring 10/03/19	Deutsche Bank AG	ZAR	49,070	3,265,121	3,238,618	—	(26,503)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	600,261	39,572,865	39,617,204	44,339	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	168,798	11,082,893	11,140,662	57,769	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	103,228	7,025,300	6,813,044	—	(212,256)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	98,140	6,575,897	6,477,236	—	(98,661)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	51,578	3,480,649	3,404,146	—	(76,503)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	51,578	3,480,654	3,404,146	—	(76,508)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	ZAR	25,774	1,691,885	1,693,301	1,416	—
South Korean Won,
Expiring 10/02/19	Bank of America, N.A.	KRW	41,098,034	34,248,362	34,360,607	112,245	—
Expiring 10/02/19	Citibank, N.A.	KRW	2,359,100	1,944,479	1,972,360	27,881	—
Expiring 11/05/19	Bank of America, N.A.	KRW	158,090	131,852	132,302	450	—
A20

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/03/19	Bank of America, N.A.	SEK	2,542	$ 261,848	$ 258,283	$ —	$ (3,565)
Expiring 10/03/19	Citibank, N.A.	SEK	2,546	261,424	258,689	—	(2,735)
Expiring 10/03/19	Citibank, N.A.	SEK	2,546	265,240	258,689	—	(6,551)
Expiring 10/03/19	Citibank, N.A.	SEK	2,546	262,681	258,690	—	(3,991)
Expiring 10/03/19	Deutsche Bank AG	SEK	244,274	24,855,693	24,819,728	—	(35,965)
Expiring 10/03/19	Deutsche Bank AG	SEK	7,643	779,784	776,575	—	(3,209)
Expiring 10/03/19	Deutsche Bank AG	SEK	3,277	334,639	332,963	—	(1,676)
Expiring 10/03/19	Deutsche Bank AG	SEK	3,265	333,253	331,744	—	(1,509)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,552	263,355	259,299	—	(4,056)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,547	260,328	258,791	—	(1,537)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,547	261,715	258,790	—	(2,925)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,547	261,379	258,791	—	(2,588)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,546	262,210	258,689	—	(3,521)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,543	260,809	258,384	—	(2,425)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,543	260,778	258,385	—	(2,393)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,543	259,194	258,384	—	(810)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,542	259,408	258,283	—	(1,125)
Expiring 10/03/19	Deutsche Bank AG	SEK	2,542	261,861	258,283	—	(3,578)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	3,573	364,225	363,038	—	(1,187)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	3,285	335,202	333,776	—	(1,426)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	3,278	334,368	333,064	—	(1,304)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	3,278	335,215	333,065	—	(2,150)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	3,056	312,015	310,508	—	(1,507)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,552	262,018	259,299	—	(2,719)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,552	262,505	259,299	—	(3,206)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,552	263,946	259,299	—	(4,647)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	262,011	258,791	—	(3,220)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	259,770	258,790	—	(980)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	263,141	258,790	—	(4,351)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	265,188	258,791	—	(6,397)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	263,017	258,791	—	(4,226)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	262,219	258,790	—	(3,429)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	262,023	258,791	—	(3,232)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,547	260,315	258,791	—	(1,524)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	261,847	258,385	—	(3,462)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	259,147	258,385	—	(762)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	259,976	258,384	—	(1,592)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	258,063	258,384	321	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	261,990	258,384	—	(3,606)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	260,944	258,384	—	(2,560)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,543	260,082	258,384	—	(1,698)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,531	256,385	257,165	780	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,531	259,730	257,165	—	(2,565)
Expiring 11/05/19	Deutsche Bank AG	SEK	2,078	211,899	211,621	—	(278)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	SEK	3,265	333,486	332,504	—	(982)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	SEK	2,547	260,357	259,384	—	(973)
Swiss Franc,
Expiring 10/03/19	Bank of America, N.A.	CHF	15,931	15,962,926	15,966,638	3,712	—
Expiring 10/03/19	Bank of America, N.A.	CHF	730	740,030	731,633	—	(8,397)
Expiring 10/03/19	Bank of America, N.A.	CHF	589	598,723	590,317	—	(8,406)
Expiring 10/03/19	Bank of America, N.A.	CHF	589	594,271	590,317	—	(3,954)
Expiring 10/03/19	Bank of America, N.A.	CHF	482	488,982	483,079	—	(5,903)
Expiring 10/03/19	Bank of America, N.A.	CHF	267	268,489	267,597	—	(892)
Expiring 10/03/19	Citibank, N.A.	CHF	1,446	1,464,147	1,449,235	—	(14,912)
Expiring 10/03/19	Citibank, N.A.	CHF	322	325,498	322,720	—	(2,778)
A21

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/03/19	Citibank, N.A.	CHF	267	$ 268,988	$ 267,597	$ —	$ (1,391)
Expiring 10/03/19	Deutsche Bank AG	CHF	188	189,928	188,421	—	(1,507)
Expiring 10/03/19	Deutsche Bank AG	CHF	108	109,509	108,241	—	(1,268)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	1,179	1,194,823	1,181,637	—	(13,186)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	1,125	1,135,607	1,127,517	—	(8,090)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	1,019	1,031,063	1,021,279	—	(9,784)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	730	736,272	731,633	—	(4,639)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	590	597,718	591,319	—	(6,399)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	589	595,902	590,318	—	(5,584)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	589	594,368	590,318	—	(4,050)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	564	567,641	565,262	—	(2,379)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	365	369,076	365,816	—	(3,260)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,686	268,600	—	(3,086)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	273,400	268,599	—	(4,801)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	272,436	268,599	—	(3,837)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,999	268,599	—	(3,400)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,272	268,599	—	(2,673)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,508	268,600	—	(2,908)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	267	270,372	267,597	—	(2,775)
Expiring 11/05/19	Bank of America, N.A.	CHF	6,406	6,436,897	6,439,564	2,667	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CHF	730	735,038	733,825	—	(1,213)
Thai Baht,
Expiring 10/03/19	Citibank, N.A.	THB	349,315	11,415,523	11,421,756	6,233	—
Expiring 10/03/19	Citibank, N.A.	THB	156,238	5,095,676	5,108,605	12,929	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	THB	81,030	2,648,152	2,649,485	1,333	—
Expiring 11/05/19	Citibank, N.A.	THB	160,844	5,254,794	5,262,427	7,633	—
Turkish Lira,
Expiring 10/03/19	Bank of America, N.A.	TRY	256,553	45,415,649	45,382,591	—	(33,058)
Expiring 10/03/19	Bank of America, N.A.	TRY	39,599	6,884,747	7,004,811	120,064	—
Expiring 10/03/19	Bank of America, N.A.	TRY	18,993	3,218,771	3,359,741	140,970	—
Expiring 10/03/19	Bank of America, N.A.	TRY	18,993	3,224,235	3,359,741	135,506	—
Expiring 10/03/19	Citibank, N.A.	TRY	50,416	8,551,607	8,918,269	366,662	—
Expiring 10/03/19	Citibank, N.A.	TRY	39,599	6,790,534	7,004,811	214,277	—
Expiring 10/03/19	Citibank, N.A.	TRY	37,955	6,638,270	6,713,997	75,727	—
Expiring 10/03/19	Citibank, N.A.	TRY	19,799	3,416,251	3,502,317	86,066	—
Expiring 10/03/19	Citibank, N.A.	TRY	19,799	3,439,596	3,502,317	62,721	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,799	3,418,524	3,502,317	83,793	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,799	3,435,167	3,502,316	67,149	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	1,901	332,594	336,275	3,681	—
				$3,327,246,135	$3,319,080,448	3,579,774	(11,745,461)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/03/19	Bank of America, N.A.	AUD	852	$ 581,567	$ 575,125	$ 6,442	$ —
Expiring 10/03/19	Bank of America, N.A.	AUD	497	336,638	335,489	1,149	—
Expiring 10/03/19	Citibank, N.A.	AUD	848	582,115	572,424	9,691	—
Expiring 10/03/19	Citibank, N.A.	AUD	387	260,561	261,236	—	(675)
Expiring 10/03/19	Citibank, N.A.	AUD	387	266,356	261,236	5,120	—
Expiring 10/03/19	Citibank, N.A.	AUD	387	262,992	261,236	1,756	—
Expiring 10/03/19	Deutsche Bank AG	AUD	7,045	4,833,384	4,755,575	77,809	—
Expiring 10/03/19	Deutsche Bank AG	AUD	5,050	3,472,637	3,408,893	63,744	—
A22

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/03/19	Deutsche Bank AG	AUD	848	$ 571,523	$ 572,424	$ —	$ (901)
Expiring 10/03/19	Deutsche Bank AG	AUD	848	583,597	572,424	11,173	—
Expiring 10/03/19	Deutsche Bank AG	AUD	465	320,246	313,888	6,358	—
Expiring 10/03/19	Deutsche Bank AG	AUD	387	262,512	261,236	1,276	—
Expiring 10/03/19	Deutsche Bank AG	AUD	387	265,477	261,236	4,241	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	120,871	81,406,980	81,591,366	—	(184,386)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	15,396	10,407,696	10,392,738	14,958	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	1,310	880,361	884,288	—	(3,927)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	929	627,318	627,101	217	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	852	584,758	575,124	9,634	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	848	574,292	572,424	1,868	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	498	336,911	336,164	747	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	261,232	261,236	—	(4)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	260,757	261,236	—	(479)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	260,805	261,236	—	(431)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	266,384	261,236	5,148	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	266,083	261,236	4,847	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	263,257	261,236	2,021	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	262,061	261,236	825	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	387	266,159	261,236	4,923	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	385	259,080	259,886	—	(806)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	AUD	385	264,098	259,886	4,212	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	AUD	72,918	49,347,986	49,280,846	67,140	—
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	30,517	7,328,066	7,343,602	—	(15,536)
Expiring 10/02/19	Citibank, N.A.	BRL	26,360	6,319,676	6,343,263	—	(23,587)
Expiring 10/02/19	Deutsche Bank AG	BRL	42,130	10,213,333	10,138,151	75,182	—
Expiring 10/02/19	Deutsche Bank AG	BRL	30,517	7,343,054	7,343,602	—	(548)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	14,037	3,447,624	3,377,860	69,764	—
Expiring 11/04/19	Deutsche Bank AG	BRL	56,167	13,489,685	13,483,479	6,206	—
British Pound,
Expiring 10/03/19	Bank of America, N.A.	GBP	216	265,014	265,618	—	(604)
Expiring 10/03/19	Bank of America, N.A.	GBP	216	269,609	265,617	3,992	—
Expiring 10/03/19	Bank of America, N.A.	GBP	216	268,174	265,617	2,557	—
Expiring 10/03/19	Bank of America, N.A.	GBP	216	267,372	265,617	1,755	—
Expiring 10/03/19	Bank of America, N.A.	GBP	215	268,959	264,388	4,571	—
Expiring 10/03/19	Citibank, N.A.	GBP	2,277	2,769,179	2,800,047	—	(30,868)
Expiring 10/03/19	Citibank, N.A.	GBP	357	443,836	439,007	4,829	—
Expiring 10/03/19	Citibank, N.A.	GBP	216	266,268	265,617	651	—
Expiring 10/03/19	Citibank, N.A.	GBP	216	269,693	265,617	4,076	—
Expiring 10/03/19	Citibank, N.A.	GBP	216	269,693	265,617	4,076	—
Expiring 10/03/19	Citibank, N.A.	GBP	216	268,891	265,617	3,274	—
Expiring 10/03/19	Citibank, N.A.	GBP	216	270,560	265,617	4,943	—
Expiring 10/03/19	Deutsche Bank AG	GBP	216	267,527	265,617	1,910	—
Expiring 10/03/19	Deutsche Bank AG	GBP	216	269,417	265,617	3,800	—
Expiring 10/03/19	Deutsche Bank AG	GBP	215	267,800	264,388	3,412	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	64,633	78,777,087	79,479,784	—	(702,697)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	8,655	10,533,853	10,643,132	—	(109,279)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	4,460	5,488,476	5,484,502	3,974	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	1,870	2,280,360	2,299,556	—	(19,196)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	1,181	1,441,394	1,452,286	—	(10,892)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	951	1,158,012	1,169,454	—	(11,442)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	267,467	265,618	1,849	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	270,308	265,617	4,691	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	216	271,099	265,617	5,482	—
A23

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	215	$ 268,165	$ 264,387	$ 3,778	$ —
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	173	216,202	212,740	3,462	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	173	216,521	212,740	3,781	—
Expiring 11/05/19	Citibank, N.A.	GBP	6,859	8,450,659	8,446,524	4,135	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	GBP	61,487	75,765,819	75,718,244	47,575	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	GBP	270	332,459	332,492	—	(33)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	GBP	270	333,712	332,492	1,220	—
Canadian Dollar,
Expiring 10/03/19	Bank of America, N.A.	CAD	2,960	2,231,167	2,234,327	—	(3,160)
Expiring 10/03/19	Bank of America, N.A.	CAD	785	594,233	592,549	1,684	—
Expiring 10/03/19	Bank of America, N.A.	CAD	352	265,423	265,704	—	(281)
Expiring 10/03/19	Citibank, N.A.	CAD	354	266,054	267,213	—	(1,159)
Expiring 10/03/19	Citibank, N.A.	CAD	352	265,448	265,704	—	(256)
Expiring 10/03/19	Deutsche Bank AG	CAD	979	737,529	738,988	—	(1,459)
Expiring 10/03/19	Deutsche Bank AG	CAD	919	693,370	693,698	—	(328)
Expiring 10/03/19	Deutsche Bank AG	CAD	354	266,437	267,214	—	(777)
Expiring 10/03/19	Deutsche Bank AG	CAD	354	266,216	267,213	—	(997)
Expiring 10/03/19	Deutsche Bank AG	CAD	354	268,421	267,214	1,207	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	269,436	267,213	2,223	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	267,460	267,214	246	—
Expiring 10/03/19	Deutsche Bank AG	CAD	354	266,771	267,213	—	(442)
Expiring 10/03/19	Deutsche Bank AG	CAD	354	266,751	267,213	—	(462)
Expiring 10/03/19	Deutsche Bank AG	CAD	354	267,169	267,214	—	(45)
Expiring 10/03/19	Deutsche Bank AG	CAD	352	264,633	265,703	—	(1,070)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	98,408	74,041,025	74,282,315	—	(241,290)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	19,687	14,867,090	14,860,540	6,550	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	3,885	2,952,458	2,932,554	19,904	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	1,203	906,968	908,073	—	(1,105)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	778	592,210	587,266	4,944	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	778	586,295	587,266	—	(971)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	778	587,296	587,266	30	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	425	320,655	320,808	—	(153)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	357	267,877	269,478	—	(1,601)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	357	269,346	269,478	—	(132)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	357	267,574	269,478	—	(1,904)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,295	267,213	—	(918)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,627	267,213	—	(586)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,070	267,213	—	(1,143)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,976	267,213	—	(237)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	267,129	267,213	—	(84)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	268,953	267,213	1,740	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,971	267,214	—	(243)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	354	266,887	267,214	—	(327)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CAD	352	265,068	265,704	—	(636)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CAD	106,258	80,284,393	80,250,802	33,591	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CAD	979	739,248	739,384	—	(136)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CAD	354	267,751	267,356	395	—
Chilean Peso,
Expiring 10/03/19	Citibank, N.A.	CLP	1,610,000	2,211,083	2,208,188	2,895	—
Expiring 10/03/19	Deutsche Bank AG	CLP	1,320,500	1,844,531	1,811,125	33,406	—
Expiring 11/05/19	Citibank, N.A.	CLP	1,320,500	1,814,646	1,812,365	2,281	—
Chinese Renminbi,
Expiring 12/18/19	Bank of America, N.A.	CNH	67,191	9,425,025	9,390,930	34,095	—
Colombian Peso,
Expiring 10/03/19	Citibank, N.A.	COP	14,371,284	4,114,133	4,129,086	—	(14,953)
A24

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 11/05/19	Citibank, N.A.	COP	7,409,984	$ 2,136,871	$ 2,125,640	$ 11,231	$ —
Czech Koruna,
Expiring 10/03/19	Bank of America, N.A.	CZK	37,992	1,621,962	1,605,552	16,410	—
Expiring 11/05/19	Bank of America, N.A.	CZK	37,992	1,605,477	1,605,929	—	(452)
Danish Krone,
Expiring 10/03/19	Citibank, N.A.	DKK	31,678	4,709,502	4,625,765	83,737	—
Expiring 11/05/19	Citibank, N.A.	DKK	31,678	4,636,484	4,638,647	—	(2,163)
Euro,
Expiring 10/03/19	Bank of America, N.A.	EUR	15,429	16,963,306	16,821,057	142,249	—
Expiring 10/03/19	Bank of America, N.A.	EUR	15,429	16,963,337	16,821,057	142,280	—
Expiring 10/03/19	Bank of America, N.A.	EUR	12,081	13,290,780	13,170,989	119,791	—
Expiring 10/03/19	Bank of America, N.A.	EUR	10,791	11,958,802	11,764,601	194,201	—
Expiring 10/03/19	Bank of America, N.A.	EUR	10,492	11,614,707	11,438,624	176,083	—
Expiring 10/03/19	Bank of America, N.A.	EUR	3,888	4,261,975	4,238,788	23,187	—
Expiring 10/03/19	Bank of America, N.A.	EUR	2,609	2,873,506	2,844,393	29,113	—
Expiring 10/03/19	Bank of America, N.A.	EUR	626	691,999	682,480	9,519	—
Expiring 10/03/19	Citibank, N.A.	EUR	109,944	121,105,134	119,863,522	1,241,612	—
Expiring 10/03/19	Citibank, N.A.	EUR	9,293	10,284,175	10,131,446	152,729	—
Expiring 10/03/19	Citibank, N.A.	EUR	261	287,073	284,548	2,525	—
Expiring 10/03/19	Deutsche Bank AG	EUR	851	940,686	927,780	12,906	—
Expiring 10/03/19	Deutsche Bank AG	EUR	537	594,474	585,450	9,024	—
Expiring 10/03/19	Deutsche Bank AG	EUR	529	588,014	576,728	11,286	—
Expiring 10/03/19	Deutsche Bank AG	EUR	305	333,869	332,518	1,351	—
Expiring 10/03/19	Deutsche Bank AG	EUR	241	266,779	262,744	4,035	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	508,058	559,676,702	553,896,720	5,779,982	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	108,326	118,129,509	118,099,540	29,969	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	30,858	34,140,058	33,642,114	497,944	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	30,858	34,186,330	33,642,114	544,216	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	15,429	16,949,389	16,821,057	128,332	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	15,429	16,939,699	16,821,056	118,643	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	12,047	13,297,731	13,133,921	163,810	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	7,139	7,913,467	7,783,105	130,362	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	5,779	6,370,012	6,300,401	69,611	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	4,814	5,291,491	5,248,336	43,155	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	4,814	5,291,914	5,248,335	43,579	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	3,262	3,609,622	3,556,309	53,313	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	337	372,958	367,406	5,552	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	267,316	262,744	4,572	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	266,586	262,744	3,842	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	EUR	241	266,778	262,744	4,034	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	EUR	594,774	650,183,126	650,139,915	43,211	—
Hungarian Forint,
Expiring 10/03/19	Citibank, N.A.	HUF	3,793,824	12,603,958	12,351,836	252,122	—
Expiring 10/03/19	Citibank, N.A.	HUF	461,200	1,545,952	1,501,564	44,388	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	HUF	3,395,000	11,053,123	11,053,354	—	(231)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	HUF	3,075,000	10,200,693	10,011,507	189,186	—
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	HUF	3,487,555	11,374,156	11,376,619	—	(2,463)
Indian Rupee,
Expiring 10/03/19	Bank of America, N.A.	INR	145,490	2,062,225	2,052,246	9,979	—
Expiring 10/03/19	Citibank, N.A.	INR	705,890	9,789,072	9,957,111	—	(168,039)
Expiring 10/03/19	Deutsche Bank AG	INR	367,150	5,202,083	5,178,928	23,155	—
Expiring 11/05/19	Citibank, N.A.	INR	45,451	641,420	638,763	2,657	—
Indonesian Rupiah,
Expiring 10/03/19	Citibank, N.A.	IDR	36,499,000	2,573,070	2,570,361	2,709	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	IDR	22,902,000	1,614,864	1,612,823	2,041	—
A25

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/18/19	Citibank, N.A.	IDR	51,391,971	$ 3,603,167	$ 3,589,410	$ 13,757	$ —
Israeli Shekel,
Expiring 10/03/19	Citibank, N.A.	ILS	23,489	6,658,376	6,758,121	—	(99,745)
Expiring 10/03/19	Citibank, N.A.	ILS	11,925	3,422,790	3,430,993	—	(8,203)
Expiring 11/05/19	Citibank, N.A.	ILS	13,184	3,790,510	3,800,125	—	(9,615)
Japanese Yen,
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,814	16,810,456	16,686,366	124,090	—
Expiring 10/03/19	Bank of America, N.A.	JPY	1,803,814	16,853,722	16,686,366	167,356	—
Expiring 10/03/19	Bank of America, N.A.	JPY	35,993	335,021	332,957	2,064	—
Expiring 10/03/19	Citibank, N.A.	JPY	34,705,927	327,081,770	321,050,726	6,031,044	—
Expiring 10/03/19	Citibank, N.A.	JPY	26,273,452	243,097,134	243,045,254	51,880	—
Expiring 10/03/19	Citibank, N.A.	JPY	1,803,814	16,819,563	16,686,366	133,197	—
Expiring 10/03/19	Citibank, N.A.	JPY	64,543	599,213	597,062	2,151	—
Expiring 10/03/19	Citibank, N.A.	JPY	35,205	332,516	325,667	6,849	—
Expiring 10/03/19	Deutsche Bank AG	JPY	36,223	336,508	335,085	1,423	—
Expiring 10/03/19	Deutsche Bank AG	JPY	29,338	276,536	271,394	5,142	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	18,902,091	178,177,222	174,855,725	3,321,497	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	725,700	6,851,908	6,713,162	138,746	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	123,218	1,143,401	1,139,841	3,560	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	36,223	338,889	335,084	3,805	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	36,223	336,086	335,084	1,002	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	276,630	271,394	5,236	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	277,040	271,394	5,646	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	276,488	271,394	5,094	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	276,564	271,394	5,170	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	277,074	271,394	5,680	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,338	273,415	271,394	2,021	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	29,273	271,543	270,792	751	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	JPY	23,470	221,970	217,112	4,858	—
Expiring 11/05/19	Citibank, N.A.	JPY	46,081,732	427,293,179	427,283,115	10,064	—
Mexican Peso,
Expiring 10/03/19	Citibank, N.A.	MXN	304,856	15,455,311	15,439,789	15,522	—
Expiring 10/03/19	Citibank, N.A.	MXN	283,031	14,057,121	14,334,436	—	(277,315)
Expiring 10/03/19	Deutsche Bank AG	MXN	204,581	10,501,458	10,361,244	140,214	—
Expiring 10/03/19	Deutsche Bank AG	MXN	68,194	3,484,263	3,453,765	30,498	—
Expiring 10/03/19	Deutsche Bank AG	MXN	68,194	3,472,376	3,453,764	18,612	—
Expiring 10/03/19	Deutsche Bank AG	MXN	68,194	3,476,200	3,453,765	22,435	—
Expiring 11/05/19	Citibank, N.A.	MXN	359,265	18,114,689	18,089,715	24,974	—
New Taiwanese Dollar,
Expiring 10/03/19	Bank of America, N.A.	TWD	103,590	3,338,382	3,339,577	—	(1,195)
Expiring 10/03/19	Citibank, N.A.	TWD	115,555	3,685,377	3,725,309	—	(39,932)
Expiring 11/05/19	Bank of America, N.A.	TWD	30,608	988,886	988,688	198	—
New Zealand Dollar,
Expiring 10/03/19	Bank of America, N.A.	NZD	1,173	737,489	734,588	2,901	—
Expiring 10/03/19	Bank of America, N.A.	NZD	733	471,375	459,038	12,337	—
Expiring 10/03/19	Bank of America, N.A.	NZD	407	258,421	254,883	3,538	—
Expiring 10/03/19	Citibank, N.A.	NZD	78,571	49,515,648	49,204,838	310,810	—
Expiring 10/03/19	Citibank, N.A.	NZD	3,775	2,405,991	2,364,082	41,909	—
Expiring 10/03/19	Deutsche Bank AG	NZD	652	411,880	408,313	3,567	—
Expiring 10/03/19	Deutsche Bank AG	NZD	407	257,320	254,882	2,438	—
Expiring 10/03/19	Deutsche Bank AG	NZD	407	258,027	254,882	3,145	—
Expiring 10/03/19	Deutsche Bank AG	NZD	407	261,524	254,882	6,642	—
Expiring 10/03/19	Deutsche Bank AG	NZD	407	262,022	254,883	7,139	—
Expiring 10/03/19	Deutsche Bank AG	NZD	163	104,812	102,078	2,734	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	4,100	2,637,284	2,567,612	69,672	—
A26

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	1,386	$ 879,449	$ 867,978	$ 11,471	$ —
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	1,385	892,468	867,352	25,116	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	907	573,142	568,005	5,137	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	896	565,962	561,117	4,845	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	896	576,952	561,117	15,835	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	587	371,033	367,607	3,426	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	535	336,839	335,042	1,797	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	535	336,677	335,042	1,635	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	407	262,285	254,882	7,403	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NZD	163	103,506	102,078	1,428	—
Expiring 11/05/19	Citibank, N.A.	NZD	25,698	16,091,471	16,105,985	—	(14,514)
Norwegian Krone,
Expiring 10/03/19	Citibank, N.A.	NOK	183,301	20,170,674	20,149,355	21,319	—
Expiring 10/03/19	Deutsche Bank AG	NOK	2,332	256,264	256,345	—	(81)
Expiring 10/03/19	Deutsche Bank AG	NOK	2,332	255,385	256,345	—	(960)
Expiring 10/03/19	Deutsche Bank AG	NOK	2,332	261,683	256,345	5,338	—
Expiring 10/03/19	Deutsche Bank AG	NOK	2,324	260,112	255,466	4,646	—
Expiring 10/03/19	Deutsche Bank AG	NOK	1,633	182,501	179,508	2,993	—
Expiring 10/03/19	Deutsche Bank AG	NOK	1,166	130,305	128,172	2,133	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	6,733	741,738	740,125	1,613	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	5,130	571,610	563,915	7,695	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	5,130	569,755	563,915	5,840	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	5,122	572,519	563,036	9,483	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	5,119	568,650	562,706	5,944	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,332	256,144	256,345	—	(201)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,332	259,722	256,345	3,377	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,332	261,033	256,345	4,688	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,329	260,511	256,015	4,496	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,329	261,032	256,016	5,016	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,329	259,968	256,015	3,953	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,329	260,500	256,015	4,485	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,329	261,855	256,016	5,839	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	258,005	255,905	2,100	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	259,670	255,905	3,765	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,328	261,124	255,905	5,219	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	2,324	258,617	255,466	3,151	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	1,492	167,215	164,008	3,207	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	NOK	839	93,983	92,227	1,756	—
Expiring 11/05/19	Citibank, N.A.	NOK	43,542	4,794,160	4,789,174	4,986	—
Peruvian Nuevo Sol,
Expiring 10/03/19	Citibank, N.A.	PEN	23,897	7,012,648	7,089,626	—	(76,978)
Expiring 10/03/19	Citibank, N.A.	PEN	9,429	2,783,386	2,797,341	—	(13,955)
Expiring 11/05/19	Citibank, N.A.	PEN	12,021	3,543,822	3,561,556	—	(17,734)
Polish Zloty,
Expiring 10/03/19	Bank of America, N.A.	PLN	61,828	15,429,998	15,418,685	11,313	—
Expiring 10/03/19	Citibank, N.A.	PLN	25,556	6,414,578	6,373,162	41,416	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	PLN	15,220	3,870,847	3,795,567	75,280	—
Expiring 11/05/19	Bank of America, N.A.	PLN	30,621	7,645,426	7,639,669	5,757	—
Russian Ruble,
Expiring 10/03/19	Bank of America, N.A.	RUB	452,848	7,053,707	6,979,533	74,174	—
Expiring 10/03/19	Bank of America, N.A.	RUB	174,650	2,687,750	2,691,798	—	(4,048)
Expiring 10/03/19	Citibank, N.A.	RUB	570,780	8,517,198	8,797,164	—	(279,966)
Expiring 11/05/19	Bank of America, N.A.	RUB	131,131	2,009,209	2,011,842	—	(2,633)
Singapore Dollar,
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	11,187	8,062,000	8,094,211	—	(32,211)
A27

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SGD	4,166	$ 3,011,463	$ 3,014,256	$ —	$ (2,793)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	SGD	4,112	2,973,526	2,976,376	—	(2,850)
South African Rand,
Expiring 10/03/19	Bank of America, N.A.	ZAR	49,390	3,374,510	3,259,738	114,772	—
Expiring 10/03/19	Bank of America, N.A.	ZAR	20,530	1,400,358	1,354,979	45,379	—
Expiring 10/03/19	Citibank, N.A.	ZAR	104,586	6,860,798	6,902,672	—	(41,874)
Expiring 10/03/19	Citibank, N.A.	ZAR	51,599	3,457,992	3,405,532	52,460	—
Expiring 10/03/19	Citibank, N.A.	ZAR	51,599	3,504,347	3,405,532	98,815	—
Expiring 10/03/19	Citibank, N.A.	ZAR	49,390	3,359,855	3,259,738	100,117	—
Expiring 10/03/19	Citibank, N.A.	ZAR	43,340	2,843,163	2,860,438	—	(17,275)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	335,443	22,024,425	22,139,226	—	(114,801)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	103,198	6,798,019	6,811,065	—	(13,046)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	98,848	6,785,301	6,523,964	261,337	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	98,848	6,598,180	6,523,964	74,216	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	51,599	3,492,016	3,405,532	86,484	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	51,599	3,482,536	3,405,532	77,004	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	49,390	3,365,973	3,259,738	106,235	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	49,390	3,313,924	3,259,738	54,186	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	39,340	2,658,209	2,596,438	61,771	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	ZAR	25,774	1,699,179	1,701,083	—	(1,904)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	ZAR	600,261	39,402,976	39,435,951	—	(32,975)
South Korean Won,
Expiring 10/02/19	Bank of America, N.A.	KRW	158,090	131,742	132,174	—	(432)
Expiring 10/02/19	Citibank, N.A.	KRW	43,299,044	35,689,065	36,200,793	—	(511,728)
Expiring 11/05/19	Bank of America, N.A.	KRW	41,098,034	34,276,926	34,393,963	—	(117,037)
Swedish Krona,
Expiring 10/03/19	Bank of America, N.A.	SEK	2,529	262,426	256,961	5,465	—
Expiring 10/03/19	Citibank, N.A.	SEK	5,573	573,543	566,251	7,292	—
Expiring 10/03/19	Deutsche Bank AG	SEK	225,380	22,994,606	22,899,983	94,623	—
Expiring 10/03/19	Deutsche Bank AG	SEK	5,603	582,628	569,299	13,329	—
Expiring 10/03/19	Deutsche Bank AG	SEK	5,603	583,690	569,299	14,391	—
Expiring 10/03/19	Deutsche Bank AG	SEK	5,603	579,576	569,299	10,277	—
Expiring 10/03/19	Deutsche Bank AG	SEK	5,602	581,172	569,197	11,975	—
Expiring 10/03/19	Deutsche Bank AG	SEK	5,602	577,849	569,197	8,652	—
Expiring 10/03/19	Deutsche Bank AG	SEK	3,362	347,598	341,600	5,998	—
Expiring 10/03/19	Deutsche Bank AG	SEK	2,529	259,863	256,962	2,901	—
Expiring 10/03/19	Deutsche Bank AG	SEK	2,529	262,019	256,962	5,057	—
Expiring 10/03/19	Deutsche Bank AG	SEK	2,241	231,521	227,699	3,822	—
Expiring 10/03/19	Deutsche Bank AG	SEK	2,078	211,443	211,137	306	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	9,701	1,001,508	985,681	15,827	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	9,698	998,093	985,376	12,717	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	8,657	895,916	879,604	16,312	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	7,182	739,471	729,735	9,736	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,684	589,253	577,529	11,724	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,614	583,193	570,417	12,776	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,614	581,050	570,417	10,633	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,603	579,964	569,299	10,665	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,603	577,138	569,299	7,839	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,573	576,831	566,251	10,580	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	5,573	573,678	566,250	7,428	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,554	264,482	259,502	4,980	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,554	265,777	259,502	6,275	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,554	266,397	259,502	6,895	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,529	261,760	256,962	4,798	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,529	263,489	256,962	6,527	—
A28

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/05/19	Deutsche Bank AG	SEK	244,274	$ 24,909,285	$ 24,876,609	$ 32,676	$ —
Swiss Franc,
Expiring 10/03/19	Bank of America, N.A.	CHF	6,406	6,418,838	6,420,330	—	(1,492)
Expiring 10/03/19	Citibank, N.A.	CHF	19,192	19,432,851	19,234,933	197,918	—
Expiring 10/03/19	Citibank, N.A.	CHF	332	335,131	332,742	2,389	—
Expiring 10/03/19	Deutsche Bank AG	CHF	334	336,512	334,747	1,765	—
Expiring 10/03/19	Deutsche Bank AG	CHF	268	272,162	268,599	3,563	—
Expiring 10/03/19	Deutsche Bank AG	CHF	268	271,591	268,600	2,991	—
Expiring 10/03/19	Deutsche Bank AG	CHF	268	271,592	268,600	2,992	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	332	336,310	332,742	3,568	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	274,121	268,599	5,522	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	270,951	268,599	2,352	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	270,775	268,600	2,175	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,207	268,599	2,608	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	269,941	268,599	1,342	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	270,154	268,600	1,554	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	270,771	268,599	2,172	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	CHF	268	271,135	268,600	2,535	—
Expiring 11/05/19	Bank of America, N.A.	CHF	15,931	16,007,838	16,014,471	—	(6,633)
Expiring 11/05/19	JPMorgan Chase Bank, N.A.	CHF	332	335,836	333,740	2,096	—
Thai Baht,
Expiring 10/03/19	Citibank, N.A.	THB	296,540	9,671,601	9,696,141	—	(24,540)
Expiring 10/03/19	Citibank, N.A.	THB	160,844	5,256,340	5,259,210	—	(2,870)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	THB	100,277	3,272,097	3,278,816	—	(6,719)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	THB	28,922	943,930	945,680	—	(1,750)
Expiring 11/05/19	Citibank, N.A.	THB	349,315	11,412,166	11,428,744	—	(16,578)
Turkish Lira,
Expiring 10/03/19	Bank of America, N.A.	TRY	19,284	3,363,801	3,411,216	—	(47,415)
Expiring 10/03/19	Citibank, N.A.	TRY	214,622	36,404,376	37,965,264	—	(1,560,888)
Expiring 10/03/19	Citibank, N.A.	TRY	39,557	6,725,071	6,997,382	—	(272,311)
Expiring 10/03/19	Citibank, N.A.	TRY	38,568	6,723,263	6,822,433	—	(99,170)
Expiring 10/03/19	Citibank, N.A.	TRY	19,799	3,382,175	3,502,317	—	(120,142)
Expiring 10/03/19	Citibank, N.A.	TRY	19,799	3,401,737	3,502,316	—	(100,579)
Expiring 10/03/19	Citibank, N.A.	TRY	19,799	3,442,406	3,502,317	—	(59,911)
Expiring 10/03/19	Citibank, N.A.	TRY	19,284	3,376,050	3,411,216	—	(35,166)
Expiring 10/03/19	Citibank, N.A.	TRY	19,284	3,369,679	3,411,217	—	(41,538)
Expiring 10/03/19	Citibank, N.A.	TRY	15,960	2,706,415	2,823,222	—	(116,807)
Expiring 10/03/19	Deutsche Bank AG	TRY	19,284	3,385,712	3,411,217	—	(25,505)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,799	3,454,322	3,502,317	—	(47,995)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,799	3,460,033	3,502,317	—	(42,284)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,799	3,451,709	3,502,317	—	(50,608)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,284	3,380,987	3,411,217	—	(30,230)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	TRY	19,284	3,383,283	3,411,217	—	(27,934)
Expiring 11/05/19	Bank of America, N.A.	TRY	256,553	44,899,020	44,859,061	39,959	—
				$4,372,803,386	$4,354,582,682	24,262,264	(6,041,560)
						$27,842,038	$(17,787,021)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	10,871	09/16/24	1.844%(S)	6 Month BBSW(2)(S)	$ —	$ 194,069	$ 194,069
A29

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	7,956	12/18/24	1.410%(S)	6 Month BBSW(2)(S)	$ 66,352	$ 126,300	$ 59,948
AUD	8,043	09/18/29	2.250%(S)	6 Month BBSW(2)(S)	7,759	200,294	192,535
AUD	4,520	03/18/30	1.344%(S)	6 Month BBSW(2)(S)	(11,798)	38,575	50,373
CAD	10,459	09/16/24	2.094%(S)	3 Month CDOR(1)(S)	(2,486)	(100,230)	(97,744)
CAD	13,874	09/18/24	2.060%(S)	3 Month CDOR(1)(S)	1,407	(163,800)	(165,207)
CAD	4,255	03/18/30	1.781%(S)	3 Month CDOR(1)(S)	6,982	(8,876)	(15,858)
EUR	6,386	09/16/24	0.406%(A)	6 Month EURIBOR(2)(S)	9,878	168,078	158,200
EUR	5,938	03/18/25	(0.344)%(A)	6 Month EURIBOR(2)(S)	(3,571)	14,534	18,105
EUR	4,344	09/18/29	1.156%(A)	6 Month EURIBOR(2)(S)	278	260,182	259,904
EUR	2,631	03/18/30	(0.125)%(A)	6 Month EURIBOR(2)(S)	(39,677)	(2,990)	36,687
GBP	8,072	03/16/25	0.660%(S)	6 Month GBP LIBOR(1)(S)	1,716	(26,686)	(28,402)
GBP	11,127	03/18/25	0.813%(S)	6 Month GBP LIBOR(1)(S)	(1,749)	(158,420)	(156,671)
GBP	64,785	10/22/28	0.410%(A)	1 Day SONIA(2)(A)	(548,590)	217,201	765,791
GBP	2,607	12/18/29	0.720%(S)	6 Month GBP LIBOR(1)(S)	(4,333)	(24,841)	(20,508)
HUF	2,291,406	03/20/29	3.060%(A)	6 Month BUBOR(1)(S)	18,507	(468,730)	(487,237)
NOK	68,101	09/16/24	1.906%(A)	6 Month NIBOR(1)(S)	(278)	(62,367)	(62,089)
NOK	127,318	03/18/25	1.719%(A)	6 Month NIBOR(1)(S)	(22,862)	(22,948)	(86)
NOK	23,002	12/18/29	1.910%(A)	6 Month NIBOR(1)(S)	(11,586)	(50,053)	(38,467)
NZD	8,665	06/16/23	1.771%(S)	3 Month BBR(2)(Q)	—	95,601	95,601
NZD	50,920	06/16/23	1.775%(S)	3 Month BBR(2)(Q)	—	563,992	563,992
NZD	38,110	06/16/23	1.801%(S)	3 Month BBR(2)(Q)	—	434,428	434,428
NZD	86,193	09/15/23	0.925%(S)	3 Month BBR(2)(Q)	—	45,470	45,470
NZD	50,715	09/15/23	1.388%(S)	3 Month BBR(2)(Q)	—	315,162	315,162
NZD	25,837	09/15/23	1.393%(S)	3 Month BBR(2)(Q)	—	161,883	161,883
NZD	26,141	09/15/23	1.400%(S)	3 Month BBR(2)(Q)	—	166,198	166,198
NZD	44,767	12/15/23	0.963%(S)	3 Month BBR(2)(Q)	—	36,076	36,076
NZD	52,397	12/15/23	0.981%(S)	3 Month BBR(2)(Q)	—	53,623	53,623
NZD	57,855	12/15/23	0.998%(S)	3 Month BBR(2)(Q)	—	71,085	71,085
NZD	26,600	12/15/23	1.002%(S)	3 Month BBR(2)(Q)	—	34,150	34,150
NZD	39,675	12/15/23	1.066%(S)	3 Month BBR(2)(Q)	—	82,054	82,054
NZD	26,205	12/15/23	1.067%(S)	3 Month BBR(2)(Q)	—	54,357	54,357
NZD	11,396	09/16/24	2.188%(S)	3 Month BBR(2)(Q)	8,236	262,200	253,964
NZD	10,639	03/18/25	1.125%(S)	3 Month BBR(2)(Q)	6,498	59,506	53,008
NZD	8,469	06/19/29	2.969%(S)	3 Month BBR(2)(Q)	676	378,795	378,119
NZD	4,911	03/18/30	1.438%(S)	3 Month BBR(2)(Q)	(4,066)	59,225	63,291
PLN	174,910	12/18/29	1.780%(A)	6 Month WIBOR(1)(S)	170,372	(512,669)	(683,041)
SEK	68,979	09/16/24	0.719%(A)	3 Month STIBOR(2)(Q)	(408)	154,654	155,062
SEK	48,881	09/18/24	0.500%(A)	3 Month STIBOR(2)(Q)	(209)	135,067	135,276
SEK	1,284,604	12/18/24	0.090%(A)	3 Month STIBOR(2)(Q)	173,772	758,186	584,414
SEK	42,039	03/20/29	1.720%(A)	3 Month STIBOR(2)(Q)	(522)	267,663	268,185
SEK	28,820	03/18/30	0.344%(A)	3 Month STIBOR(2)(Q)	(32,253)	13,389	45,642
	8,318	12/15/24	1.780%(S)	3 Month LIBOR(1)(Q)	7,215	(82,931)	(90,146)
	13,938	03/18/25	1.531%(S)	3 Month LIBOR (1)(Q)	36,254	(52,359)	(88,613)
	2,492	09/18/29	2.688%(S)	3 Month LIBOR(1)(Q)	(12,077)	(259,228)	(247,151)
ZAR	932,776	12/18/29	7.530%(Q)	3 Month JIBAR(1)(Q)	78,658	732,872	654,214
					$(101,905)	$4,157,741	$4,259,646

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	53,220	09/18/24	2.917%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 5,911	$—	$ 5,911	Goldman Sachs International
A30

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	159,663	09/18/24	2.918%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$18,775	$—	$18,775	Goldman Sachs International
					$24,686	$—	$24,686

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31